Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 2.4%
Diversified Telecommunication Services 0.6%
Anterix, Inc.*	2,009	72,726
ATN International, Inc.	1,968	114,872
Bandwidth, Inc. "A"*	2,801	182,373
Cincinnati Bell, Inc.*	9,221	46,751
Cogent Communications Holdings, Inc.	7,418	408,732
Consolidated Communications Holdings, Inc.	11,632	55,368
Frontier Communications Corp.* (a)	18,655	16,174
IDT Corp. "B"*	3,076	32,390
Intelsat SA*	11,842	269,998
Iridium Communications, Inc.*	17,908	381,082
Ooma, Inc.*	3,785	39,364
Orbcomm, Inc.*	14,001	66,645
Pareteum Corp.* (a)	19,839	25,592
Vonage Holdings Corp.*	40,358	456,045
		2,168,112
Entertainment 0.3%
AMC Entertainment Holdings, Inc. "A" (a)	8,891	95,134
Eros International PLC* (a)	12,889	24,618
Gaia, Inc.* (a)	2,099	13,717
Glu Mobile, Inc.*	20,803	103,807
IMAX Corp.*	9,512	208,788
Liberty Media Corp.-Liberty Braves "A"*	1,617	45,001
Liberty Media Corp.-Liberty Braves "C"*	6,423	178,238
LiveXLive Media, Inc.* (a)	5,338	10,703
Marcus Corp.	4,000	148,040
Reading International, Inc. "A"*	2,637	31,539
Rosetta Stone, Inc.*	3,610	62,814
		922,399
Interactive Media & Services 0.4%
Care.com, Inc.*	4,045	42,270
Cargurus, Inc.*	13,244	409,902
Cars.com, Inc.*	12,268	110,167
DHI Group, Inc.*	9,464	36,436
Eventbrite, Inc. "A"* (a)	6,476	114,690
EverQuote, Inc. "A"*	1,566	33,418
Liberty TripAdvisor Holdings, Inc. "A"*	13,010	122,424
Meet Group, Inc.*	14,456	47,343
QuinStreet, Inc.*	8,092	101,878
Travelzoo*	892	9,536
TrueCar, Inc.*	18,330	62,322
Yelp, Inc.*	12,390	430,553
		1,520,939
Media 1.0%
Boston Omaha Corp. "A"*	1,860	36,884
Cardlytics, Inc.*	2,514	84,269
Central European Media Enterprises Ltd. "A"*	16,666	74,914
Clear Channel Outdoor Holdings, Inc.*	10,209	25,727
comScore, Inc.*	9,045	17,276
Cumulus Media, Inc. "A"*	2,638	38,357
Daily Journal Corp.* (a)	205	50,750
Emerald Expositions Events, Inc.	4,554	44,310
Entercom Communications Corp. "A"	22,065	73,697
Entravision Communications Corp. "A"	9,355	29,749
Fluent, Inc.*	7,895	21,593
Gannett Co., Inc.	18,981	203,856
Gray Television, Inc.*	16,151	263,584
Hemisphere Media Group, Inc.*	3,256	39,788
Lee Enterprises, Inc.*	9,951	20,300
Liberty Latin America Ltd. "A"*	8,288	141,476
Liberty Latin America Ltd. "C"*	20,089	343,421
Loral Space & Communications, Inc.*	2,231	92,363
Marchex, Inc. "B"*	6,430	20,190
MDC Partners, Inc. "A"*	10,611	29,923
Meredith Corp.	7,048	258,380
MSG Networks, Inc. "A"* (a)	10,652	172,775
National CineMedia, Inc.	11,569	94,866
New Media Investment Group, Inc. (a)	10,195	89,818
Saga Communications, Inc. "A"	704	20,944
Scholastic Corp.	5,399	203,866
TechTarget, Inc.*	4,200	94,605
TEGNA, Inc.	39,018	605,950
The E.W. Scripps Co. "A"	9,849	130,795
Tribune Publishing Co.	3,218	27,610
WideOpenWest, Inc.*	4,517	27,825
		3,379,861
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	7,774	86,292
Gogo, Inc.* (a)	10,268	61,916
Shenandoah Telecommunications Co.	8,405	267,027
Spok Holdings, Inc.	3,580	42,745
		457,980
Consumer Discretionary 10.9%
Auto Components 1.1%
Adient PLC	15,795	362,653
American Axle & Manufacturing Holdings, Inc.*	20,378	167,507
Cooper Tire & Rubber Co.	8,869	231,658
Cooper-Standard Holdings, Inc.*	3,051	124,725
Dana, Inc.	25,682	370,848
Dorman Products, Inc.*	4,772	379,565
Fox Factory Holding Corp.*	6,737	419,311
Gentherm, Inc.*	5,943	244,168
LCI Industries	4,420	405,977
Modine Manufacturing Co.*	9,239	105,047
Motorcar Parts of America, Inc.*	3,448	58,271
Standard Motor Products, Inc.	3,799	184,442
Stoneridge, Inc.*	4,670	144,630
Tenneco, Inc. "A"	8,761	109,688
Visteon Corp.*	5,062	417,818
		3,726,308
Automobiles 0.1%
Winnebago Industries, Inc.	5,664	217,215
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,053	258,622
Funko, Inc. "A"*	3,149	64,791
Greenlane Holdings, Inc. "A"* (a)	1,164	3,946
Weyco Group, Inc.	895	20,236
		347,595
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	10,033	382,157
American Public Education, Inc.*	2,711	60,564
Career Education Corp.*	12,597	200,166
Carriage Services, Inc.	2,725	55,699
Chegg, Inc.*	20,913	626,344
Collectors Universe, Inc.	1,484	42,264
Houghton Mifflin Harcourt Co.*	19,480	103,828
K12, Inc.*	7,046	186,014
Laureate Education, Inc. "A"*	18,836	312,207
OneSpaWorld Holdings Ltd.*	8,097	125,747
Regis Corp.*	5,015	101,403
Select Interior Concepts, Inc. "A"*	3,956	51,309
Sotheby's*	5,670	323,077
Strategic Education, Inc.	3,836	521,236
WW International, Inc.*	8,452	319,655
		3,411,670
Hotels, Restaurants & Leisure 2.7%
BBX Capital Corp.	12,037	56,213
Biglari Holdings, Inc. "B"*	164	17,876
BJ's Restaurants, Inc.	3,733	144,990
Bloomin' Brands, Inc.	15,628	295,838
Bluegreen Vacations Corp.	1,381	12,871
Boyd Gaming Corp.	14,561	348,736
Brinker International, Inc.	6,623	282,603
Carrols Restaurant Group, Inc.*	6,700	55,543
Century Casinos, Inc.*	5,396	41,711
Churchill Downs, Inc.	6,260	772,828
Chuy's Holdings, Inc.*	3,153	78,068
Cracker Barrel Old Country Store, Inc.	3,452	561,468
Dave & Buster's Entertainment, Inc. (a)	6,438	250,760
Del Taco Restaurants, Inc.*	4,880	49,898
Denny's Corp.*	10,284	234,115
Dine Brands Global, Inc.	2,942	223,180
Drive Shack, Inc.*	11,610	50,039
El Pollo Loco Holdings, Inc.*	3,501	38,371
Eldorado Resorts, Inc.* (a)	11,797	470,346
Empire Resorts, Inc.*	587	5,653
Everi Holdings, Inc.*	12,155	102,831
Fiesta Restaurant Group, Inc.*	4,413	45,984
Golden Entertainment, Inc.*	2,715	36,082
Inspired Entertainment, Inc.*	1,634	11,748
International Speedway Corp. "A"	4,237	190,707
J. Alexander's Holdings, Inc.*	2,340	27,425
Jack in the Box, Inc.	4,661	424,710
Kura Sushi USA, Inc.*	598	11,733
Lindblad Expeditions Holdings, Inc.*	3,991	66,889
Marriott Vacations Worldwide Corp.	7,693	797,072
Monarch Casino & Resort, Inc.*	1,978	82,463
Nathan's Famous, Inc.	536	38,512
Noodles & Co.*	5,278	29,874
Papa John's International, Inc.	3,995	209,138
Penn National Gaming, Inc.*	19,424	361,772
PlayAGS, Inc.*	4,708	48,398
Potbelly Corp.*	4,143	18,064
RCI Hospitality Holdings, Inc.	1,715	35,466
Red Lion Hotels Corp.*	4,390	28,447
Red Robin Gourmet Burgers, Inc.*	2,426	80,689
Red Rock Resorts, Inc. "A"	12,324	250,239
Ruth's Hospitality Group, Inc.	5,002	102,116
Scientific Games Corp. "A"*	10,166	206,878
SeaWorld Entertainment, Inc.*	8,452	222,457
Shake Shack, Inc. "A"*	5,202	510,004
Target Hospitality Corp.*	6,100	41,541
Texas Roadhouse, Inc.	11,857	622,730
The Cheesecake Factory, Inc.	7,532	313,934
The Habit Restaurants, Inc. "A"*	3,818	33,369
Twin River Worldwide Holdings, Inc.	3,725	85,042
Wingstop, Inc.	5,255	458,656
		9,486,077
Household Durables 1.9%
Bassett Furniture Industries, Inc.	1,824	27,907
Beazer Homes U.S.A., Inc.*	5,404	80,520
Cavco Industries, Inc.*	1,526	293,129
Century Communities, Inc.*	4,555	139,520
Ethan Allen Interiors, Inc.	4,500	85,950
Flexsteel Industries, Inc.	1,324	19,622
GoPro, Inc. "A"* (a)	21,864	113,365
Green Brick Partners, Inc.*	4,485	47,989
Hamilton Beach Brands Holding Co. "A"	1,206	19,501
Helen of Troy Ltd.*	4,524	713,254
Hooker Furniture Corp.	2,130	45,667
Installed Building Products, Inc.*	3,988	228,672
iRobot Corp.*	4,837	298,298
KB HOME	15,378	522,852
La-Z-Boy, Inc.	7,941	266,738
Legacy Housing Corp.*	766	12,409
LGI Homes, Inc.* (a)	3,561	296,702
Lifetime Brands, Inc.	2,187	19,355
Lovesac Co.*	1,555	29,032
M.D.C. Holdings, Inc.	8,948	385,659
M/I Homes, Inc.*	4,793	180,456
Meritage Homes Corp.*	6,544	460,370
Purple Innovation, Inc.*	805	6,062
Skyline Champion Corp.*	8,897	267,711
Sonos, Inc.*	12,492	167,518
Taylor Morrison Home Corp. "A"*	18,930	491,044
TopBuild Corp.*	6,068	585,137
TRI Pointe Group, Inc.*	25,343	381,159
Tupperware Brands Corp.	8,754	138,926
Universal Electronics, Inc.*	2,289	116,510
William Lyon Homes "A"*	5,577	113,548
ZAGG, Inc.*	5,408	33,908
		6,588,490
Internet & Direct Marketing Retail 0.3%
1-800 FLOWERS.COM, Inc. "A"*	4,713	69,729
Duluth Holdings, Inc. "B"*	1,991	16,884
Groupon, Inc.*	79,922	212,592
Lands' End, Inc.*	1,999	22,679
Leaf Group Ltd.*	3,048	12,802
Liquidity Services, Inc.*	4,921	36,415
Overstock.com, Inc.*	4,967	52,601
PetMed Express, Inc. (a)	3,402	61,304
Quotient Technology, Inc.*	13,086	102,332
RealReal, Inc.*	3,096	69,227
Rubicon Project, Inc.*	8,858	77,153
Shutterstock, Inc.*	3,419	123,494
Stamps.com, Inc.*	2,985	222,233
Stitch Fix, Inc. "A"* (a)	7,664	147,532
Waitr Holdings, Inc.* (a)	9,695	12,458
		1,239,435
Leisure Products 0.3%
Acushnet Holdings Corp.	6,357	167,825
American Outdoor Brands Corp.*	9,408	55,037
Callaway Golf Co.	16,622	322,633
Clarus Corp.	4,339	50,875
Escalade, Inc.	1,919	20,898
Johnson Outdoors, Inc. "A"	795	46,555
Malibu Boats, Inc. "A"*	3,712	113,884
Marine Products Corp.	1,244	17,615
MasterCraft Boat Holdings, Inc.*	3,515	52,461
Sturm, Ruger & Co., Inc.	3,033	126,658
Vista Outdoor, Inc.*	9,972	61,727
YETI Holdings, Inc.* (a)	5,582	156,296
		1,192,464
Multiline Retail 0.1%
Big Lots, Inc.	6,758	165,571
Dillard's, Inc. "A" (a)	1,906	126,006
J.C. Penney Co., Inc.* (a)	52,381	46,561
		338,138
Specialty Retail 2.4%
Aaron's, Inc.	12,105	777,867
Abercrombie & Fitch Co. "A"	11,459	178,760
America's Car-Mart, Inc.*	1,161	106,464
American Eagle Outfitters, Inc.	28,827	467,574
Asbury Automotive Group, Inc.*	3,522	360,406
Ascena Retail Group, Inc.*	29,730	7,852
At Home Group, Inc.* (a)	8,850	85,137
Barnes & Noble Education, Inc.*	5,757	17,962
Bed Bath & Beyond, Inc. (a)	21,966	233,718
Boot Barn Holdings, Inc.*	5,060	176,594
Caleres, Inc.	7,202	168,599
Camping World Holdings, Inc. "A" (a)	5,591	49,760
Cato Corp. "A"	4,095	72,113
Chico's FAS, Inc.	19,619	79,065
Citi Trends, Inc.	2,158	39,491
Conn's, Inc.* (a)	3,355	83,405
Designer Brands, Inc. "A"	11,836	202,632
Express, Inc.*	12,308	42,340
GameStop Corp. "A" (a)	16,225	89,562
Genesco, Inc.*	2,913	116,578
GNC Holdings, Inc. "A"* (a)	15,167	32,457
Group 1 Automotive, Inc.	3,115	287,546
Guess?, Inc.	9,097	168,567
Haverty Furniture Companies, Inc.	3,107	62,979
Hibbett Sports, Inc.*	3,037	69,547
Hudson Ltd. "A"*	6,892	84,565
J. Jill, Inc. (a)	3,079	5,850
Lithia Motors, Inc. "A"	3,949	522,769
Lumber Liquidators Holdings, Inc.* (a)	5,184	51,166
MarineMax, Inc.*	3,762	58,236
Monro, Inc.	5,794	457,784
Murphy USA, Inc.*	5,436	463,691
National Vision Holdings, Inc.*	14,110	339,628
Office Depot, Inc.	98,790	173,376
Party City Holdco, Inc.* (a)	8,786	50,168
Rent-A-Center, Inc.	8,548	220,453
RH*	2,973	507,878
RTW RetailWinds, Inc.*	5,437	7,449
Sally Beauty Holdings, Inc.*	21,441	319,256
Shoe Carnival, Inc. (a)	1,802	58,403
Signet Jewelers Ltd. (a)	9,285	155,617
Sleep Number Corp.*	5,174	213,790
Sonic Automotive, Inc. "A"	4,272	134,183
Sportsman's Warehouse Holdings, Inc.*	8,125	42,087
Tailored Brands, Inc. (a)	9,098	40,031
The Buckle, Inc.	4,980	102,588
The Children's Place, Inc. (a)	2,692	207,257
The Container Store Group, Inc.*	2,885	12,752
The Michaels Companies, Inc.* (a)	15,360	150,374
Tile Shop Holdings, Inc.	7,642	24,378
Tilly's, Inc. "A"	4,330	40,875
Winmark Corp.	453	79,905
Zumiez, Inc.*	3,711	117,546
		8,619,030
Textiles, Apparel & Luxury Goods 0.9%
Centric Brands, Inc.*	3,062	7,686
Crocs, Inc.*	11,158	309,746
Culp, Inc.	2,036	33,187
Deckers Outdoor Corp.*	5,261	775,261
Delta Apparel, Inc.*	1,158	27,502
Fossil Group, Inc.*	8,665	108,399
G-III Apparel Group Ltd.*	8,257	212,783
Kontoor Brands, Inc.	7,812	274,201
Movado Group, Inc.	2,679	66,600
Oxford Industries, Inc.	2,908	208,504
Rocky Brands, Inc.	1,302	43,265
Steven Madden Ltd.	15,075	539,534
Superior Group of Company, Inc.	1,996	32,176
Unifi, Inc.*	2,631	57,672
Vera Bradley, Inc.*	3,753	37,905
Vince Holding Corp.*	581	11,033
Wolverine World Wide, Inc.	15,185	429,128
		3,174,582
Consumer Staples 3.0%
Beverages 0.3%
Celsius Holdings, Inc.*	4,260	14,803
Coca-Cola Bottling Co. Consolidated	831	252,516
Craft Brew Alliance, Inc.*	2,104	17,232
MGP Ingredients, Inc.	2,349	116,698
National Beverage Corp. (a)	2,014	89,341
New Age Beverages Corp.* (a)	13,362	36,879
Primo Water Corp.*	6,463	79,366
The Boston Beer Co., Inc. "A"*	1,499	545,756
		1,152,591
Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc.*	20,061	518,978
HF Foods Group, Inc.*	1,393	23,751
Ingles Markets, Inc. "A"	2,405	93,458
Natural Grocers by Vitamin Cottage, Inc.*	1,700	16,983
Performance Food Group Co.*	18,367	845,066
PriceSmart, Inc.	4,091	290,870
Rite Aid Corp.* (a)	10,283	71,467
SpartanNash Co.	6,820	80,680
The Andersons, Inc.	5,604	125,698
The Chefs' Warehouse, Inc.*	4,343	175,110
United Natural Foods, Inc.*	9,533	109,820
Village Super Market, Inc. "A"	1,322	34,967
Weis Markets, Inc.	1,623	61,901
		2,448,749
Food Products 1.3%
Alico, Inc.	753	25,617
B&G Foods, Inc. (a)	11,326	214,175
Bridgford Foods Corp.*	322	9,715
Cal-Maine Foods, Inc.	5,752	229,821
Calavo Growers, Inc. (a)	2,873	273,452
Darling Ingredients, Inc.*	29,528	564,871
Dean Foods Co. (a)	15,627	18,127
Farmer Brothers Co.*	2,138	27,687
Fresh Del Monte Produce, Inc.	5,587	190,573
Freshpet, Inc.*	6,170	307,081
Hostess Brands, Inc.*	21,583	301,838
J & J Snack Foods Corp.	2,701	518,592
John B. Sanfilippo & Son, Inc.	1,543	149,054
Lancaster Colony Corp.	3,385	469,330
Landec Corp.*	4,678	50,850
Limoneira Co.	2,927	53,740
Sanderson Farms, Inc.	3,571	540,399
Seneca Foods Corp. "A"*	1,042	32,490
Simply Good Foods Co.*	12,777	370,405
Tootsie Roll Industries, Inc. (a)	2,895	107,520
		4,455,337
Household Products 0.2%
Central Garden & Pet Co.*	1,894	55,362
Central Garden & Pet Co. "A"*	7,313	202,753
Oil-Dri Corp. of America	930	31,676
WD-40 Co.	2,447	449,122
		738,913
Personal Products 0.3%
Edgewell Personal Care Co.*	9,628	312,814
elf Beauty, Inc.*	4,846	84,853
Inter Parfums, Inc.	3,213	224,814
Lifevantage Corp.*	2,581	35,360
Medifast, Inc.	1,988	206,016
Nature's Sunshine Products, Inc.*	1,427	11,830
Revlon, Inc. "A"* (a)	1,271	29,856
USANA Health Sciences, Inc.*	2,284	156,203
Youngevity International, Inc.* (a)	1,522	6,803
		1,068,549
Tobacco 0.2%
22nd Century Group, Inc.* (a)	22,026	49,779
Pyxus International, Inc.*	1,641	21,464
Turning Point Brands, Inc. (a)	1,528	35,236
Universal Corp.	4,331	237,382
Vector Group Ltd.	20,012	238,342
		582,203
Energy 3.2%
Energy Equipment & Services 1.0%
Archrock, Inc.	23,285	232,151
C&J Energy Services, Inc.*	11,806	126,678
Cactus, Inc. "A"*	8,537	247,061
Covia Holdings Corp.*	8,367	16,901
Diamond Offshore Drilling, Inc.* (a)	10,968	60,982
DMC Global, Inc. (a)	2,608	114,700
Dril-Quip, Inc.*	6,388	320,550
Era Group, Inc.*	3,183	33,612
Exterran Corp.*	5,119	66,854
Forum Energy Technologies, Inc.*	14,836	22,996
Frank's International NV*	18,955	90,036
FTS International, Inc.*	6,849	15,342
Geospace Technologies Corp.*	2,439	37,487
Helix Energy Solutions Group, Inc.*	25,845	208,311
Independence Contract Drilling, Inc.*	8,662	10,394
Keane Group, Inc.*	9,814	59,473
KLX Energy Services Holdings, Inc.*	3,918	33,871
Liberty Oilfield Services, Inc. "A" (a)	9,499	102,874
Mammoth Energy Services, Inc.	2,252	5,585
Matrix Service Co.*	4,612	79,050
McDermott International, Inc.* (a)	33,351	67,369
Nabors Industries Ltd.	63,593	118,919
National Energy Services Reunited Corp.*	4,379	29,252
Natural Gas Services Group*	2,307	29,553
NCS Multistage Holdings, Inc.*	1,648	3,296
Newpark Resources, Inc.*	15,711	119,718
Nine Energy Service, Inc.*	2,961	18,269
Noble Corp. PLC*	42,122	53,495
Oceaneering International, Inc.*	17,493	237,030
Oil States International, Inc.*	10,756	143,055
Pacific Drilling SA*	5,514	21,560
Parker Drilling Co.*	1,718	32,505
ProPetro Holding Corp.*	14,754	134,114
RigNet, Inc.*	2,512	19,468
RPC, Inc. (a)	10,105	56,689
SEACOR Holdings, Inc.*	3,122	146,953
SEACOR Marine Holdings, Inc.*	3,550	44,623
Seadrill Ltd.* (a)	10,816	22,714
Select Energy Services, Inc. "A"*	10,567	91,510
Smart Sand, Inc.*	4,246	12,016
Solaris Oilfield Infrastructure, Inc. "A"	5,366	72,012
TETRA Technologies, Inc.*	22,865	45,959
Tidewater, Inc.*	6,771	102,310
U.S. Silica Holdings, Inc.	13,188	126,077
U.S. Well Services, Inc.*	3,687	8,074
		3,641,448
Oil, Gas & Consumable Fuels 2.2%
Abraxas Petroleum Corp.*	28,532	14,480
Altus Midstream Co. "A"* (a)	9,286	26,279
Amplify Energy Corp.	2,781	17,159
Arch Coal, Inc. "A"	2,848	211,321
Ardmore Shipping Corp.*	5,527	36,976
Berry Petroleum Corp.	11,283	105,609
Bonanza Creek Energy, Inc.*	3,456	77,380
Brigham Minerals, Inc. "A"	2,964	58,984
California Resources Corp.* (a)	8,735	89,097
Callon Petroleum Co.* (a)	39,773	172,615
Carrizo Oil & Gas, Inc.*	16,060	137,875
Chaparral Energy, Inc. "A"*	5,732	7,681
Clean Energy Fuels Corp.*	25,303	52,251
CNX Resources Corp.*	33,323	241,925
Comstock Resources, Inc.* (a)	2,778	21,641
CONSOL Energy, Inc.*	4,909	76,728
Contura Energy, Inc.*	3,427	95,819
CVR Energy, Inc.	5,216	229,660
Delek U.S. Holdings, Inc.	13,449	488,199
Denbury Resources, Inc.* (a)	80,884	96,252
DHT Holdings, Inc.	16,332	100,442
Diamond S Shipping, Inc.*	4,053	44,664
Dorian LPG Ltd.*	5,169	53,551
Earthstone Energy, Inc. "A"*	3,413	11,092
Energy Fuels, Inc.* (a)	17,075	32,955
Evolution Petroleum Corp.	5,348	31,232
Extraction Oil & Gas, Inc.* (a)	15,007	44,120
Falcon Minerals Corp.	7,120	40,940
GasLog Ltd.	7,038	90,438
Golar LNG Ltd.	17,225	223,753
Goodrich Petroleum Corp.*	1,605	17,061
Green Plains, Inc.	6,723	71,230
Gulfport Energy Corp.*	28,635	77,601
Hallador Energy Co.	4,074	14,748
HighPoint Resources Corp.*	20,079	31,926
International Seaways, Inc.*	4,431	85,341
Isramco, Inc.*	151	18,526
Jagged Peak Energy, Inc.*	11,591	84,151
Laredo Petroleum, Inc.*	33,379	80,443
Magnolia Oil & Gas Corp. "A"*	18,226	202,309
Matador Resources Co.*	20,102	332,286
Montage Resources Corp.*	3,954	14,946
NACCO Industries, Inc. "A"	660	42,181
NextDecade Corp*	2,234	12,868
Nordic American Tankers Ltd.	23,607	50,991
Northern Oil & Gas, Inc.* (a)	49,389	96,802
Oasis Petroleum, Inc.*	55,967	193,646
Overseas Shipholding Group, Inc. "A"*	13,573	23,753
Panhandle Oil & Gas, Inc. "A"	2,953	41,283
Par Pacific Holdings, Inc.*	6,164	140,909
PDC Energy, Inc.*	11,222	311,410
Peabody Energy Corp.	12,260	180,467
Penn Virginia Corp.*	2,508	72,907
PrimeEnergy Resources Corp.*	96	11,040
QEP Resources, Inc.	43,528	161,054
Renewable Energy Group, Inc.* (a)	6,229	93,466
REX American Resources Corp.*	977	74,574
Ring Energy, Inc.*	12,395	20,328
Roan Resources, Inc.*	6,568	8,079
Rosehill Resources, Inc.*	1,938	3,779
SandRidge Energy, Inc.*	5,580	26,226
Scorpio Tankers, Inc.	7,575	225,432
SemGroup Corp. "A"	14,126	230,819
Ship Finance International Ltd.	14,708	206,500
SilverBow Resources, Inc.*	1,315	12,742
SM Energy Co.	20,334	197,036
Southwestern Energy Co.*	95,186	183,709
SRC Energy, Inc.*	43,886	204,509
Talos Energy, Inc.*	3,473	70,606
Teekay Corp. (a)	12,360	49,440
Teekay Tankers Ltd. "A"*	36,367	47,277
Tellurian, Inc.* (a)	16,903	140,548
Unit Corp.*	9,955	33,648
Uranium Energy Corp.*	34,451	33,586
W&T Offshore, Inc.*	15,899	69,479
Whiting Petroleum Corp.*	16,658	133,764
World Fuel Services Corp.	11,566	461,946
		7,828,490
Financials 17.9%
Banks 9.7%
1st Constitution Bancorp.	1,375	25,781
1st Source Corp.	2,488	113,776
ACNB Corp.	1,081	37,078
Allegiance Bancshares, Inc.*	3,460	111,031
Amalgamated Bank "A"	2,558	40,979
Amerant Bancorp, Inc.*	3,574	74,947
American National Bankshares, Inc.	1,852	65,690
Ameris Bancorp.	10,971	441,473
Ames National Corp.	1,708	48,866
Arrow Financial Corp.	2,305	76,966
Atlantic Capital Bancshares, Inc.*	3,831	66,430
Atlantic Union Bankshares Corp.	14,740	548,991
Banc of California, Inc.	8,051	113,841
BancFirst Corp.	3,357	186,045
BancorpSouth Bank	17,037	504,466
Bank First Corp. (a)	1,066	70,548
Bank of Commerce Holdings	3,356	36,547
Bank of Marin Bancorp.	2,360	97,916
Bank of NT Butterfield & Son Ltd.	9,726	288,279
Bank of Princeton	1,086	31,559
Bank7 Corp.	588	11,054
BankFinancial Corp.	2,822	33,582
Bankwell Financial Group, Inc.	1,267	34,843
Banner Corp.	6,108	343,086
Bar Harbor Bankshares	2,507	62,500
Baycom Corp.*	2,093	47,532
BCB Bancorp., Inc.	2,824	36,260
Berkshire Hills Bancorp., Inc.	8,124	237,952
Boston Private Financial Holdings, Inc.	14,885	173,485
Bridge Bancorp., Inc.	3,014	89,094
Brookline Bancorp., Inc.	14,076	207,339
Bryn Mawr Bank Corp.	3,422	124,937
Business First Bancshares, Inc.	2,304	56,218
Byline Bancorp., Inc.*	4,066	72,700
C&F Financial Corp.	613	32,281
Cadence BanCorp.	22,764	399,281
Cambridge Bancorp.	792	59,408
Camden National Corp.	2,720	117,830
Capital Bancorp. Inc*	1,557	21,206
Capital City Bank Group, Inc.	2,479	68,049
Capstar Financial Holdings, Inc.	2,692	44,633
Carolina Financial Corp.	3,614	128,442
Carter Bank & Trust*	3,961	74,823
Cathay General Bancorp.	13,666	474,689
CBTX, Inc.	3,129	87,237
CenterState Bank Corp.	22,178	531,939
Central Pacific Financial Corp.	4,955	140,722
Central Valley Community Bancorp.	1,861	37,871
Century Bancorp., Inc. "A"	520	45,552
Chemung Financial Corp.	703	29,526
Citizens & Northern Corp.	2,289	60,155
City Holding Co.	2,887	220,134
Civista Bancshares, Inc.	2,832	61,539
CNB Financial Corp.	2,480	71,176
Coastal Financial Corp.*	1,496	22,605
Codorus Valley Bancorp., Inc.	1,721	40,030
Colony Bankcorp, Inc.	1,369	21,014
Columbia Banking System, Inc.	13,090	483,021
Community Bank System, Inc.	9,138	563,723
Community Bankers Trust Corp.	3,937	33,858
Community Financial Corp.	915	30,625
Community Trust Bancorp., Inc.	2,680	114,114
ConnectOne Bancorp., Inc.	5,904	131,069
CrossFirst Bankshares, Inc.*	1,227	17,552
Customers Bancorp., Inc.*	4,814	99,842
CVB Financial Corp.	23,764	495,955
DNB Financial Corp.	641	28,531
Eagle Bancorp., Inc.	5,984	267,006
Enterprise Bancorp., Inc.	1,457	43,681
Enterprise Financial Services Corp.	4,437	180,808
Equity Bancshares, Inc. "A"*	2,788	74,746
Esquire Financial Holdings, Inc.*	1,121	27,801
Evans Bancorp., Inc.	846	31,640
Farmers & Merchants Bancorp., Inc.	1,862	48,338
Farmers National Banc Corp.	4,606	66,695
FB Financial Corp.	3,023	113,514
Fidelity D&D Bancorp, Inc. (a)	532	33,117
Financial Institutions, Inc.	2,613	78,860
First BanCorp.	39,055	389,769
First BanCorp. - North Carolina	5,248	188,403
First Bancorp., Inc.	1,840	50,582
First Bancshares, Inc.	2,790	90,117
First Bank	3,074	33,291
First Busey Corp.	9,258	234,042
First Business Financial Services, Inc.	1,532	36,891
First Capital, Inc.	597	34,525
First Choice Bancorp.	1,884	40,167
First Commonwealth Financial Corp.	17,707	235,149
First Community Bancshares, Inc.	2,818	91,219
First Financial Bancorp.	17,320	423,907
First Financial Bankshares, Inc.	23,506	783,455
First Financial Corp. - Indiana	2,393	104,024
First Financial Northwest, Inc.	1,554	22,968
First Foundation, Inc.	6,648	101,548
First Guaranty Bancshares, Inc.	844	18,686
First Internet Bancorp.	1,792	38,367
First Interstate BancSystem, Inc. "A"	6,851	275,684
First Merchants Corp.	9,924	373,490
First Mid-Illinois Bancshares, Inc.	2,536	87,796
First Midwest Bancorp., Inc.	18,867	367,529
First Northwest Bancorp.	1,649	28,561
First of Long Island Corp.	4,155	94,526
Flushing Financial Corp.	4,698	94,923
FNCB Bancorp, Inc.	3,161	24,687
Franklin Financial Network, Inc.	2,214	66,885
Franklin Financial Services Corp.	769	27,338
Fulton Financial Corp.	28,897	467,553
FVCBankcorp, Inc.*	2,234	39,229
German American Bancorp., Inc.	4,397	140,924
Glacier Bancorp., Inc.	15,670	634,008
Great Southern Bancorp., Inc.	1,909	108,718
Great Western Bancorp., Inc.	10,402	343,266
Guaranty Bancshares, Inc.	1,517	46,405
Hancock Whitney Corp.	16,147	618,342
Hanmi Financial Corp.	5,139	96,510
Harborone Bancorp, Inc.*	4,860	48,916
Hawthorn Bancshares, Inc.	1,043	24,855
Heartland Financial U.S.A., Inc.	6,270	280,520
Heritage Commerce Corp.	7,252	85,247
Heritage Financial Corp.	6,528	175,995
Hilltop Holdings, Inc.	12,921	308,683
Home Bancshares, Inc.	27,690	520,434
HomeTrust Bancshares, Inc.	2,643	68,903
Hope Bancorp., Inc.	21,357	306,259
Horizon Bancorp, Inc.	6,491	112,684
Howard Bancorp., Inc.*	2,459	41,041
IBERIABANK Corp.	9,434	712,644
Independent Bank Corp.	5,928	442,525
Independent Bank Corp./Michigan	3,769	80,336
Independent Bank Group, Inc.	6,432	338,388
International Bancshares Corp.	10,066	388,749
Investar Holding Corp.	1,810	43,078
Investors Bancorp., Inc.	41,955	476,609
Lakeland Bancorp., Inc.	8,606	132,791
Lakeland Financial Corp.	4,372	192,281
LCNB Corp.	2,301	40,820
LegacyTexas Financial Group, Inc.	8,563	372,747
Level One Bancorp, Inc.	921	22,215
Live Oak Bancshares, Inc.	4,693	84,943
Macatawa Bank Corp.	4,809	49,966
Mackinac Financial Corp.	1,700	26,282
MainStreet Bancshares, Inc.*	1,307	27,512
Malvern Bancorp., Inc.*	1,433	31,282
Mercantile Bank Corp.	2,794	91,643
Metropolitan Bank Holding Corp.*	1,295	50,932
Mid Penn Bancorp, Inc.	1,273	32,627
Midland States Bancorp., Inc.	4,032	105,034
MidWestOne Financial Group, Inc.	2,192	66,900
MutualFirst Financial, Inc.	912	28,746
MVB Financial Corp.	1,875	37,219
National Bank Holdings Corp. "A"	5,326	182,096
National Bankshares, Inc.	1,234	49,422
NBT Bancorp., Inc.	7,735	283,024
Nicolet Bankshares, Inc.*	1,443	96,061
Northeast Bank	1,409	31,238
Northrim BanCorp., Inc.	1,251	49,627
Norwood Financial Corp.	1,066	33,696
Oak Valley Bancorp. (a)	1,299	21,784
OFG Bancorp.	9,239	202,334
Ohio Valley Banc Corp.	758	27,659
Old Line Bancshares, Inc.	2,549	73,946
Old National Bancorp.	30,914	531,875
Old Second Bancorp., Inc.	4,930	60,245
Opus Bank	4,041	87,973
Origin Bancorp, Inc.	3,439	116,032
Orrstown Financial Services, Inc.	1,890	41,391
Pacific Mercantile Bancorp.*	3,591	26,968
Pacific Premier Bancorp., Inc.	10,574	329,803
Park National Corp.	2,343	222,140
Parke Bancorp., Inc.	1,664	36,974
PCB Bancorp.	1,952	32,110
Peapack-Gladstone Financial Corp.	3,300	92,499
Penns Woods Bancorp., Inc.	867	40,099
People's Utah Bancorp.	2,663	75,336
Peoples Bancorp. of North Carolina, Inc.	847	25,164
Peoples Bancorp., Inc.	3,058	97,275
Peoples Financial Services Corp.	1,172	53,080
Preferred Bank	2,468	129,274
Premier Financial Bancorp., Inc.	2,548	43,749
QCR Holdings, Inc.	2,564	97,381
RBB Bancorp.	3,002	59,109
Red River Bancshares, Inc.*	182	7,893
Reliant Bancorp., Inc.	1,627	39,015
Renasant Corp.	10,332	361,723
Republic Bancorp., Inc. "A"	1,820	79,079
Republic First Bancorp., Inc.*	8,082	33,944
Richmond Mutual Bancorp., Inc.*	2,366	33,100
S&T Bancorp., Inc.	6,098	222,760
Sandy Spring Bancorp., Inc.	6,370	214,733
SB One Bancorp.	1,564	35,284
Seacoast Banking Corp. of Florida*	9,160	231,840
Select Bancorp, Inc.*	3,192	37,027
ServisFirst Bancshares, Inc.	8,356	277,001
Shore Bancshares, Inc.	2,346	36,152
Sierra Bancorp.	2,398	63,691
Simmons First National Corp. "A"	16,514	411,199
SmartFinancial, Inc.*	2,347	48,888
South Plains Financial, Inc.	623	10,155
South State Corp.	6,120	460,836
Southern First Bancshares, Inc.*	1,134	45,190
Southern National Bancorp. of Virginia, Inc.	3,587	55,204
Southside Bancshares, Inc.	5,748	196,064
Spirit of Texas Bancshares, Inc.*	2,163	46,613
Stock Yards Bancorp., Inc.	3,605	132,267
Summit Financial Group, Inc.	2,080	53,248
The Bancorp., Inc.*	8,704	86,170
Tompkins Financial Corp.	2,558	207,531
TowneBank	11,735	326,292
TriCo Bancshares	4,771	173,187
TriState Capital Holdings, Inc.*	4,260	89,630
Triumph Bancorp., Inc.*	4,273	136,266
Trustmark Corp.	11,493	392,026
UMB Financial Corp.	7,912	510,957
Union Bankshares, Inc.	789	24,901
United Bankshares, Inc.	17,635	667,837
United Community Banks, Inc.	14,063	398,686
United Securities Bancshares	2,548	26,805
Unity Bancorp., Inc.	1,412	31,276
Univest Corp. of Pennsylvania	4,976	126,938
Valley National Bancorp.	58,389	634,688
Veritex Holdings, Inc.	9,205	223,359
Washington Trust Bancorp., Inc.	2,676	129,278
WesBanco, Inc.	9,390	350,904
West Bancorp.	3,032	65,916
Westamerica Bancorp.	4,614	286,899
		34,241,535
Capital Markets 1.5%
Ares Management Corp. "A"	12,159	325,983
Artisan Partners Asset Management, Inc. "A"	9,121	257,577
Assetmark Financial Holdings, Inc.*	2,475	64,474
Associated Capital Group, Inc. "A"	415	14,770
B. Riley Financial, Inc.	3,825	90,346
Blucora, Inc.*	8,788	190,172
Brightsphere Investment Group, Inc.	12,601	124,876
Cohen & Steers, Inc.	4,135	227,136
Cowen, Inc.*	5,315	81,798
Diamond Hill Investment Group	601	83,016
Donnelley Financial Solution, Inc.*	5,952	73,329
Federated Investors, Inc. "B"	17,322	561,406
Focus Financial Partners, Inc. "A"*	5,443	129,543
Gain Capital Holdings, Inc.	3,505	18,506
GAMCO Investors, Inc. "A"	1,119	21,876
Greenhill & Co., Inc.	3,186	41,800
Hamilton Lane, Inc. "A"	3,812	217,131
Houlihan Lokey, Inc.	7,451	336,040
INTL. FCStone, Inc.*	2,945	120,922
Ladenburg Thalmann Financial Services, Inc.	21,943	52,005
Moelis & Co. "A"	8,421	276,630
Oppenheimer Holdings, Inc. "A"	1,593	47,886
Piper Jaffray Companies, Inc.	2,481	187,266
PJT Partners, Inc. "A"	3,927	159,829
Pzena Investment Management, Inc. "A"	3,639	32,460
Safeguard Scientifics, Inc.*	3,490	39,577
Sculptor Capital Management, Inc.	3,112	60,622
Siebert Financial Corp.*	1,389	12,779
Silvercrest Asset Management Group, Inc. "A"	1,608	19,778
Stifel Financial Corp.	12,141	696,651
Value Line, Inc.	187	4,254
Virtus Investment Partners, Inc.	1,158	128,040
Waddell & Reed Financial, Inc. "A" (a)	12,905	221,708
Westwood Holdings Group, Inc.	1,479	40,924
WisdomTree Investments, Inc.	23,939	125,081
		5,086,191
Consumer Finance 0.6%
Curo Group Holdings Corp.*	3,219	42,748
Elevate Credit, Inc.*	3,761	15,834
Encore Capital Group, Inc.* (a)	5,431	180,988
Enova International, Inc.*	5,656	117,362
EZCORP, Inc. "A"*	9,415	60,774
FirstCash, Inc.	7,616	698,159
Green Dot Corp. "A"*	8,672	218,968
Lendingclub Corp.*	11,469	150,015
Medallion Financial Corp.*	3,810	24,384
Nelnet, Inc. "A"	3,157	200,785
PRA Group, Inc.*	8,003	270,421
Regional Management Corp.*	1,714	48,266
World Acceptance Corp.*	1,123	143,194
		2,171,898
Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA "E"	5,284	105,363
Cannae Holdings, Inc.*	12,119	332,909
FGL Holdings	26,309	209,946
GWG Holdings, Inc.* (a)	642	6,407
Marlin Business Services Corp.	1,586	39,951
On Deck Capital, Inc.*	12,295	41,311
		735,887
Insurance 2.4%
Ambac Financial Group, Inc.*	7,913	154,699
American Equity Investment Life Holding Co.	16,348	395,622
AMERISAFE, Inc.	3,492	230,856
Argo Group International Holdings Ltd.	5,800	407,392
Citizens, Inc.* (a)	8,319	57,152
CNO Financial Group, Inc.	27,926	442,069
Crawford & Co. "A"	3,038	33,053
Donegal Group, Inc. "A"	1,923	28,191
eHealth, Inc.*	4,042	269,965
Employers Holdings, Inc.	5,791	252,372
Enstar Group Ltd.*	2,070	393,134
FBL Financial Group, Inc. "A"	1,716	102,119
FedNat Holding, Co.	2,019	28,246
Genworth Financial, Inc. "A"*	91,216	401,350
Global Indemnity Ltd.	1,537	38,379
Goosehead Insurance, Inc. "A"	1,976	97,516
Greenlight Capital Re Ltd. "A"*	5,590	58,695
Hallmark Financial Services, Inc.*	2,522	48,246
HCI Group, Inc.	1,194	50,196
Health Insurance Innovations, Inc. "A"* (a)	1,801	44,899
Heritage Insurance Holdings, Inc.	4,636	69,308
Horace Mann Educators Corp.	7,388	342,286
Independence Holding Co.	889	34,307
Investors Title Co.	273	43,707
James River Group Holdings Ltd.	5,248	268,908
Kinsale Capital Group, Inc.	3,665	378,631
MBIA, Inc.* (a)	13,766	127,060
National General Holdings Corp.	12,028	276,885
National Western Life Group, Inc. "A"	399	107,080
NI Holdings, Inc.*	1,683	28,847
Palomar Holdings, Inc.*	1,039	40,957
ProAssurance Corp.	9,586	386,028
ProSight Global, Inc.*	1,658	32,099
Protective Insurance Corp. "B"	1,875	32,719
RLI Corp.	7,128	662,262
Safety Insurance Group, Inc.	2,604	263,863
Selective Insurance Group, Inc.	10,484	788,292
State Auto Financial Corp.	3,043	98,563
Stewart Information Services Corp.	4,233	164,198
Third Point Reinsurance Ltd.*	12,836	128,232
Tiptree, Inc.	4,966	36,152
Trupanion, Inc.* (a)	5,121	130,176
United Fire Group, Inc.	3,843	180,544
United Insurance Holdings Corp.	3,984	55,736
Universal Insurance Holdings, Inc.	5,452	163,505
Watford Holdings Ltd.*	3,575	96,346
		8,470,842
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AG Mortgage Investment Trust, Inc.	6,022	91,233
Anworth Mortgage Asset Corp.	18,024	59,479
Apollo Commercial Real Estate Finance, Inc.	27,345	524,204
Ares Commercial Real Estate Corp.	5,139	78,267
Arlington Asset Investment Corp. "A"	6,671	36,624
ARMOUR Residential REIT, Inc.	10,542	176,579
Blackstone Mortgage Trust, Inc. ,"A"	22,720	814,512
Capstead Mortgage Corp.	17,085	125,575
Cherry Hill Mortgage Investment Corp.	2,793	36,588
Colony Credit Real Estate, Inc.	14,495	209,598
Dynex Capital, Inc.	4,515	66,732
Ellington Financial, Inc.	5,297	95,717
Exantas Capital Corp.	5,677	64,547
Granite Point Mortgage Trust, Inc.	9,688	181,553
Great Ajax Corp.	2,898	44,919
Invesco Mortgage Capital, Inc.	25,855	395,840
KKR Real Estate Finance Trust, Inc.	4,446	86,830
Ladder Capital Corp.	18,309	316,196
New York Mortgage Trust, Inc.	42,371	258,039
Orchid Island Capital, Inc. (a)	11,280	64,860
PennyMac Mortgage Investment Trust	15,490	344,343
Ready Capital Corp.	5,379	85,634
Redwood Trust, Inc.	17,397	285,485
TPG RE Finance Trust, Inc.	8,986	178,282
Western Asset Mortgage Capital Corp.	9,721	93,808
		4,715,444
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.*	10,244	283,247
Bridgewater Bancshares, Inc.*	3,819	45,599
Capitol Federal Financial, Inc.	23,425	322,797
Columbia Financial, Inc.*	9,475	149,610
Dime Community Bancshares	5,491	117,562
Entegra Financial Corp.*	1,222	36,709
ESSA Bancorp., Inc.	1,656	27,192
Essent Group Ltd.	17,293	824,357
Federal Agricultural Mortgage Corp. "C"	1,612	131,636
First Defiance Financial Corp.	3,390	98,191
Flagstar Bancorp., Inc.	5,122	191,307
FS Bancorp, Inc.	707	37,118
Greene County Bancorp., Inc.	571	15,645
Hingham Institution for Savings	261	49,329
Home Bancorp., Inc.	1,408	54,898
HomeStreet, Inc.*	4,037	110,291
Kearny Financial Corp.	14,279	186,198
Luther Burbank Corp.	3,695	41,864
Merchants Bancorp.	1,599	26,447
Meridian Bancorp., Inc.	8,641	162,019
Meta Financial Group, Inc.	6,321	206,128
MMA Capital Holdings, Inc.*	909	27,270
Mr Cooper Group, Inc.*	13,533	143,720
NMI Holdings, Inc. "A"*	11,694	307,084
Northfield Bancorp., Inc.	7,852	126,103
Northwest Bancshares, Inc.	17,788	291,545
OceanFirst Financial Corp.	9,026	213,014
Ocwen Financial Corp.*	24,854	46,726
OP Bancorp.	2,318	22,670
Oritani Financial Corp.	7,013	124,095
PCSB Financial Corp.	2,998	59,930
PennyMac Financial Services, Inc.*	4,428	134,523
Pioneer Bancorp. Inc.*	2,013	25,142
Ponce de Leon Federal Bank*	1,616	22,721
Provident Bancorp., Inc.*	835	20,065
Provident Financial Holdings, Inc.	1,084	22,493
Provident Financial Services, Inc.	10,853	266,224
Prudential Bancorp., Inc.	1,575	26,791
Radian Group, Inc.	36,905	842,910
Riverview Bancorp., Inc.	3,700	27,306
Southern Missouri Bancorp., Inc.	1,457	53,079
Sterling Bancorp., Inc.	3,148	30,724
Territorial Bancorp., Inc.	1,518	43,384
Timberland Bancorp., Inc.	1,398	38,445
TrustCo Bank Corp.	16,944	138,094
United Community Financial Corp.	7,912	85,291
United Financial Bancorp., Inc.	8,933	121,757
Walker & Dunlop, Inc.	4,900	274,057
Washington Federal, Inc.	14,314	529,475
Waterstone Financial, Inc.	4,532	77,860
Western New England Bancorp, Inc.	4,291	40,893
WSFS Financial Corp.	9,412	415,069
		7,716,604
Health Care 15.9%
Biotechnology 6.9%
Abeona Therapeutics, Inc.*	5,806	13,122
ACADIA Pharmaceuticals, Inc.*	18,884	679,635
Acceleron Pharma, Inc.*	7,976	315,132
Achillion Pharmaceuticals, Inc.*	25,430	91,548
Acorda Therapeutics, Inc.*	8,544	24,521
Adamas Pharmaceuticals, Inc.*	4,257	21,775
ADMA Biologics, Inc.*	8,830	39,293
Aduro Biotech, Inc.*	11,642	12,341
Adverum Biotechnologies, Inc.*	9,683	52,772
Aeglea BioTherapeutics, Inc.*	4,819	37,058
Affimed NV*	11,121	32,696
Agenus, Inc.* (a)	19,312	49,825
AgeX Therapeutics, Inc.* (a)	3,932	7,707
Aimmune Therapeutics, Inc.*	7,971	166,913
Akcea Therapeutics, Inc.* (a)	2,318	35,674
Akebia Therapeutics, Inc.*	20,782	81,465
Akero Therapeutics, Inc.*	803	18,268
Albireo Pharma, Inc.*	1,907	38,140
Alder Biopharmaceuticals, Inc.*	13,103	247,123
Aldeyra Therapeutics, Inc.*	4,788	25,233
Alector, Inc.*	5,351	77,161
Allakos, Inc.* (a)	3,485	274,026
Allogene Therapeutics, Inc.* (a)	7,022	191,385
AMAG Pharmaceuticals, Inc.* (a)	6,366	73,527
Amicus Therapeutics, Inc.*	45,571	365,479
AnaptysBio, Inc.*	4,267	149,302
Anavex Life Sciences Corp.*	7,924	25,040
Anika Therapeutics, Inc.*	2,410	132,285
Apellis Pharmaceuticals, Inc.*	8,454	203,657
Arcus Biosciences, Inc.*	6,084	55,364
Ardelyx, Inc.*	8,100	38,070
Arena Pharmaceuticals, Inc.*	8,940	409,184
ArQule, Inc.*	20,005	143,436
Arrowhead Pharmaceuticals, Inc.* (a)	16,606	467,957
Assembly Biosciences, Inc.*	4,312	42,387
Atara Biotherapeutics, Inc.*	9,131	128,930
Athenex, Inc.* (a)	12,124	147,488
Athersys, Inc.*	23,640	31,441
Atreca, Inc.*	1,090	13,342
Audentes Therapeutics, Inc.*	8,082	227,023
Avid Bioservices, Inc.*	10,374	54,982
Avrobio, Inc.*	3,670	51,820
Axcella Health, Inc.*	543	3,073
Beyondspring, Inc.* (a)	1,978	35,802
BioCryst Pharmaceuticals, Inc.*	20,755	59,463
Biohaven Pharmaceutical Holding Co., Ltd.*	6,991	291,664
BioSpecifics Technologies Corp.*	1,063	56,892
Bioxcel Therapeutics, Inc.*	1,113	7,836
Blueprint Medicines Corp.*	8,767	644,111
Bridgebio Pharma, Inc.* (a)	4,010	86,095
Calithera Biosciences, Inc.*	9,459	29,228
Calyxt, Inc.*	1,724	9,723
CareDx, Inc.*	7,148	161,616
CASI Pharmaceuticals, Inc.*	9,558	31,924
Castle Biosciences, Inc.*	634	11,469
Catalyst Pharmaceuticals, Inc.*	17,215	91,412
CEL-SCI Corp* (a)	4,869	43,529
Celcuity, Inc.*	1,097	18,627
Cellular Biomedicine Group, Inc.*	2,118	31,473
Checkpoint Therapeutics, Inc.*	4,256	10,597
ChemoCentryx, Inc.*	7,527	51,033
Chimerix, Inc.*	9,756	22,927
Clovis Oncology, Inc.* (a)	8,699	34,187
Coherus Biosciences, Inc.*	11,289	228,715
Concert Pharmaceuticals, Inc.*	3,953	23,244
Constellation Pharmaceuticals, Inc.*	2,696	17,416
Corbus Pharmaceuticals Holdings, Inc.* (a)	10,962	53,385
Cortexyme, Inc.*	534	13,313
Crinetics Pharmaceuticals, Inc.* (a)	2,040	30,682
Cue Biopharma, Inc.*	3,329	28,063
Cyclerion Therapeutics, Inc.*	4,363	52,880
Cytokinetics, Inc.*	9,748	110,932
CytomX Therapeutics, Inc.*	7,829	57,778
Deciphera Pharmaceuticals, Inc.*	3,376	114,581
Denali Therapeutics, Inc.* (a)	8,661	132,687
Dicerna Pharmaceuticals, Inc.*	9,297	133,505
Dynavax Technologies Corp.* (a)	14,608	52,224
Eagle Pharmaceuticals, Inc.*	1,639	92,718
Editas Medicine, Inc.*	9,038	205,524
Eidos Therapeutics, Inc.* (a)	2,045	73,559
Eiger BioPharmaceuticals, Inc.*	4,323	44,311
Emergent BioSolutions, Inc.*	8,191	428,225
Enanta Pharmaceuticals, Inc.*	3,017	181,261
Enochian Biosciences, Inc.* (a)	1,020	5,610
Epizyme, Inc.*	14,058	145,008
Esperion Therapeutics, Inc.*	4,542	166,510
Evelo Biosciences, Inc.*	2,496	15,226
Fate Therapeutics, Inc.*	9,501	147,551
FibroGen, Inc.*	13,896	513,874
Five Prime Therapeutics, Inc.*	6,656	25,792
Flexion Therapeutics, Inc.* (a)	6,269	85,917
Forty Seven, Inc.*	4,382	28,132
G1 Therapeutics, Inc.*	6,088	138,685
Galectin Therapeutics, Inc.* (a)	5,956	21,859
Genomic Health, Inc.*	4,825	327,231
Geron Corp.* (a)	33,517	44,578
Global Blood Therapeutics, Inc.*	10,357	502,522
GlycoMimetics, Inc.*	5,874	25,317
Gossamer Bio, Inc.*	7,638	128,242
Gritstone Oncology, Inc.*	4,603	39,747
Halozyme Therapeutics, Inc.*	25,472	395,071
Harpoon Therapeutics, Inc.*	1,094	14,944
Heron Therapeutics, Inc.* (a)	13,023	240,925
Homology Medicines, Inc.*	4,491	81,287
ImmunoGen, Inc.*	26,951	65,221
Immunomedics, Inc.*	31,357	415,794
Inovio Pharmaceuticals, Inc.* (a)	17,050	34,952
Insmed, Inc.*	15,888	280,264
Intellia Therapeutics, Inc.* (a)	7,159	95,573
Intercept Pharmaceuticals, Inc.*	4,552	302,071
Intrexon Corp.* (a)	12,708	72,690
Invitae Corp.*	15,645	301,479
Iovance Biotherapeutics, Inc.*	20,348	370,334
Ironwood Pharmaceuticals, Inc.*	27,176	233,306
Jounce Therapeutics, Inc.*	2,760	9,191
Kadmon Holdings, Inc.*	24,028	60,551
KalVista Pharmaceuticals, Inc.*	2,157	25,021
Karuna Therapeutics, Inc.*	764	12,468
Karyopharm Therapeutics, Inc.*	10,887	104,733
Kezar Life Sciences, Inc.*	2,871	9,417
Kindred Biosciences, Inc.*	6,155	42,162
Kiniksa Pharmaceuticals Ltd. "A"*	2,577	21,930
Kodiak Sciences, Inc.*	4,356	62,639
Krystal Biotech, Inc.*	1,871	64,970
Kura Oncology, Inc.*	6,045	91,703
La Jolla Pharmaceutical Co.* (a)	4,075	35,860
Lexicon Pharmaceuticals, Inc.* (a)	7,485	22,530
Ligand Pharmaceuticals, Inc.*	3,324	330,871
Lineage Cell Therapeutics, Inc.* (a)	19,721	19,327
LogicBio Therapeutics, Inc.*	1,472	15,912
MacroGenics, Inc.*	8,532	108,868
Madrigal Pharmaceuticals, Inc.*	1,402	120,880
Magenta Therapeutics, Inc.*	3,598	36,915
MannKind Corp.* (a)	34,601	43,251
Marker Therapeutics, Inc.* (a)	5,003	25,565
Medicines Co.*	13,526	676,300
MediciNova, Inc.* (a)	7,646	60,824
MEI Pharma, Inc.*	12,566	21,111
MeiraGTx Holdings PLC*	2,883	45,984
Mersana Therapeutics, Inc.*	6,635	10,483
Millendo Therapeutics, Inc.*	1,731	12,307
Minerva Neurosciences, Inc.*	5,484	42,501
Mirati Therapeutics, Inc.*	4,868	379,266
Molecular Templates, Inc.*	3,153	20,778
Momenta Pharmaceuticals, Inc.*	17,922	232,269
Morphic Holding, Inc.*	825	14,941
Mustang Bio, Inc.*	5,138	16,750
Myriad Genetics, Inc.*	12,567	359,793
Natera, Inc.*	9,943	326,130
Neon Therapeutics, Inc.*	2,468	4,245
NextCure, Inc.*	533	16,443
Novavax, Inc.* (a)	4,328	21,727
Oncocyte Corp.*	3,973	8,343
OPKO Health, Inc.* (a)	65,524	136,945
Organogenesis Holdings, Inc.* (a)	1,949	12,805
Palatin Technologies, Inc.* (a)	36,862	33,500
PDL BioPharma, Inc.*	20,120	43,459
Pfenex, Inc.*	4,962	41,879
PhaseBio Pharmaceuticals, Inc.*	2,535	10,571
Pieris Pharmaceuticals, Inc.*	8,549	29,152
PolarityTE, Inc.* (a)	2,587	8,356
Portola Pharmaceuticals, Inc.*	13,334	357,618
Precision BioSciences, Inc.*	1,685	14,137
Prevail Therapeutics, Inc.*	1,256	15,424
Principia Biopharma, Inc.*	2,367	66,844
Progenics Pharmaceuticals, Inc.*	16,249	82,139
Protagonist Therapeutics, Inc.*	2,800	33,628
Prothena Corp. PLC*	6,903	54,120
PTC Therapeutics, Inc.*	10,232	346,046
Puma Biotechnology, Inc.* (a)	5,734	61,726
Ra Pharmaceuticals, Inc.*	6,201	146,654
Radius Health, Inc.*	8,158	210,068
Recro Pharma, Inc.*	3,553	39,367
REGENXBIO, Inc.*	5,882	209,399
Repligen Corp.*	9,261	710,226
Replimune Group, Inc.*	2,417	33,596
Retrophin, Inc.*	7,465	86,519
Rhythm Pharmaceuticals, Inc.*	4,045	87,332
Rigel Pharmaceuticals, Inc.*	32,557	60,882
Rocket Pharmaceuticals, Inc.* (a)	5,495	64,017
Rubius Therapeutics, Inc.* (a)	6,158	48,340
Sangamo Therapeutics, Inc.*	20,095	181,860
Savara, Inc.*	5,281	13,995
Scholar Rock Holding Corp.*	2,886	25,830
Seres Therapeutics, Inc.*	6,353	25,476
Solid Biosciences, Inc.* (a)	3,463	35,807
Sorrento Therapeutics, Inc.* (a)	22,186	47,478
Spark Therapeutics, Inc.*	6,174	598,754
Spectrum Pharmaceuticals, Inc.*	20,078	166,547
Spero Therapeutics, Inc.*	1,891	20,045
Stemline Therapeutics, Inc.*	7,979	83,061
Stoke Therapeutics, Inc.*	1,603	34,448
Sutro Biopharma, Inc.*	2,010	18,271
Syndax Pharmaceuticals, Inc.*	3,711	27,721
Synlogic, Inc.*	2,897	6,634
Synthorx, Inc.*	1,787	29,074
Syros Pharmaceuticals, Inc.*	6,399	66,422
TCR2 Therapeutics, Inc.*	2,057	30,917
TG Therapeutics, Inc.* (a)	13,961	78,391
Tocagen, Inc.*	3,709	2,457
Translate Bio, Inc.*	5,449	54,000
Turning Point Therapeutics, Inc.*	1,226	46,098
Twist Bioscience Corp.*	3,769	90,004
Tyme Technologies, Inc.* (a)	10,890	12,959
Ultragenyx Pharmaceutical, Inc.*	9,774	418,132
UNITY Biotechnology, Inc.* (a)	5,127	31,275
UroGen Pharma Ltd.* (a)	3,335	79,473
Vanda Pharmaceuticals, Inc.*	9,322	123,796
VBI Vaccines, Inc.*	15,486	7,297
Veracyte, Inc.*	8,540	204,960
Vericel Corp.*	7,909	119,742
Viking Therapeutics, Inc.* (a)	11,483	79,003
Voyager Therapeutics, Inc.*	4,299	73,986
X4 Pharmaceuticals, Inc.*	2,077	26,399
XBiotech, Inc.*	3,086	32,280
Xencor, Inc.*	8,459	285,322
Y-mAbs Therapeutics, Inc.*	3,760	97,986
ZIOPHARM Oncology, Inc.* (a)	28,949	123,902
		24,346,433
Health Care Equipment & Supplies 3.8%
Accuray, Inc.*	13,728	38,027
Alphatec Holdings, Inc.*	7,248	36,385
AngioDynamics, Inc.*	6,550	120,651
Antares Pharma, Inc.*	28,531	95,436
Apyx Medical Corp.*	6,141	41,575
AtriCure, Inc.*	6,781	169,118
Atrion Corp.	262	204,142
Avanos Medical, Inc.*	8,446	316,387
Avedro, Inc.*	1,360	30,872
AxoGen, Inc.*	6,343	79,161
Axonics Modulation Technologies, Inc.*	2,742	73,815
BioLife Solutions, Inc.*	1,230	20,449
BioSig Technologies, Inc.*	2,887	23,818
Cardiovascular Systems, Inc.*	6,073	288,589
Cerus Corp.*	24,337	125,457
ConforMIS, Inc.*	11,793	21,935
CONMED Corp.	4,840	465,366
Corindus Vascular Robotics, Inc.*	16,950	72,546
CryoLife, Inc.*	6,627	179,923
CryoPort, Inc.*	5,605	91,670
Cutera, Inc.*	2,534	74,069
CytoSorbents Corp.*	6,162	30,995
ElectroCore, Inc.* (a)	2,066	4,525
GenMark Diagnostics, Inc.*	10,167	61,612
Glaukos Corp.*	6,493	405,877
Globus Medical, Inc. "A"*	13,653	697,941
Haemonetics Corp.*	9,186	1,158,722
Heska Corp.*	1,229	87,099
Inogen, Inc.*	3,318	158,965
Integer Holdings Corp.*	5,779	436,661
IntriCon, Corp.*	1,565	30,424
Invacare Corp.	6,316	47,370
iRadimed Corp.*	898	18,876
iRhythm Technologies, Inc.*	4,427	328,085
Lantheus Holdings, Inc.*	6,931	173,725
LeMaitre Vascular, Inc.	2,840	97,071
LivaNova PLC*	8,729	644,113
Meridian Bioscience, Inc.	7,038	66,791
Merit Medical Systems, Inc.*	9,427	287,146
Mesa Laboratories, Inc.	688	163,586
Misonix, Inc.*	1,354	27,215
Natus Medical, Inc.*	6,057	192,855
Neogen Corp.*	9,181	625,318
Neuronetics, Inc.*	2,597	21,581
Nevro Corp.*	5,330	458,220
Novocure Ltd.*	15,561	1,163,652
NuVasive, Inc.*	9,292	588,927
OraSure Technologies, Inc.*	10,882	81,289
Orthofix Medical, Inc.*	3,255	172,580
OrthoPediatrics Corp.*	1,617	57,015
Pulse Biosciences, Inc.* (a)	2,158	33,319
Quidel Corp.*	6,378	391,290
Rockwell Medical, Inc.*	10,285	28,387
RTI Surgical, Inc.*	10,287	29,318
SeaSpine Holdings Corp.*	3,080	37,607
Senseonics Holdings, Inc.* (a)	19,640	19,414
Shockwave Medical, Inc.*	1,220	36,515
SI-BONE, Inc.*	2,960	52,303
Sientra, Inc.*	6,752	43,753
Silk Road Medical, Inc.* (a)	2,064	67,142
Soliton, Inc.* (a)	1,120	11,973
STAAR Surgical Co.*	7,794	200,929
SurModics, Inc.*	2,245	102,686
Tactile Systems Technology, Inc.*	3,285	139,021
Tandem Diabetes Care, Inc.*	9,988	589,092
TransEnterix, Inc.*	34,002	21,074
TransMedics Group, Inc.*	1,213	28,809
Utah Medical Products, Inc.	659	63,159
Vapotherm, Inc.*	2,521	23,874
Varex Imaging Corp.*	6,837	195,128
ViewRay, Inc.* (a)	12,383	35,911
Wright Medical Group NV*	22,550	465,206
Zynex, Inc. (a)	2,874	27,332
		13,500,869
Health Care Providers & Services 2.0%
Addus HomeCare Corp.*	1,895	150,236
Amedisys, Inc.*	5,659	741,386
American Renal Associates Holdings, Inc.*	3,389	21,418
AMN Healthcare Services, Inc.*	8,202	472,107
Apollo Medical Holdings, Inc.* (a)	4,906	86,444
Avalon GloboCare Corp.*	4,006	7,491
BioTelemetry, Inc.*	5,855	238,474
Brookdale Senior Living, Inc.*	32,559	246,797
Catasys, Inc.* (a)	1,304	20,551
Community Health Systems, Inc.*	14,058	50,609
CorVel Corp.*	1,607	121,650
Cross Country Healthcare, Inc.*	6,558	67,547
Diplomat Pharmacy, Inc.*	10,684	52,352
Enzo Biochem, Inc.*	8,562	30,823
Genesis Healthcare, Inc.*	14,991	16,640
Hanger, Inc.*	6,455	131,553
HealthEquity, Inc.*	12,428	710,198
LHC Group, Inc.*	5,418	615,268
Magellan Health, Inc.*	3,968	246,413
National Healthcare Corp.	2,208	180,725
National Research Corp. "A"	2,150	124,163
Option Care Health, Inc.*	20,843	66,698
Owens & Minor, Inc.	10,583	61,487
Patterson Companies, Inc.	14,893	265,393
PetIQ, Inc.*	3,361	91,621
Providence Service Corp.*	2,081	123,736
R1 RCM, Inc.*	18,687	166,875
RadNet, Inc.*	7,464	107,183
Select Medical Holdings Corp.*	19,629	325,253
Surgery Partners, Inc.* (a)	4,424	32,671
Tenet Healthcare Corp.*	18,495	409,109
The Ensign Group, Inc.	9,041	428,815
The Joint Corp.*	2,412	44,887
Tivity Health, Inc.*	8,325	138,445
Triple-S Management Corp. "B"*	4,056	54,350
U.S. Physical Therapy, Inc.	2,236	291,910
		6,941,278
Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc.*	29,564	324,613
Castlight Health, Inc. "B"*	18,589	26,211
Computer Programs & Systems, Inc.	2,346	53,043
Evolent Health, Inc. "A"*	13,379	96,195
Health Catalyst, Inc.*	1,446	45,751
HealthStream, Inc.*	4,638	120,078
HMS Holdings Corp.*	15,538	535,517
Inovalon Holdings, Inc. "A"* (a)	12,762	209,169
Inspire Medical Systems, Inc.*	2,401	146,509
Livongo Health, Inc.* (a)	2,589	45,152
NextGen Healthcare, Inc.*	9,814	153,785
Omnicell, Inc.*	7,358	531,763
OptimizeRx Corp.*	2,214	32,059
Phreesia, Inc.*	1,819	44,093
Simulations Plus, Inc.	2,244	77,867
Tabula Rasa HealthCare, Inc.*	3,528	193,828
Teladoc Health, Inc.* (a)	12,852	870,337
Vocera Communications, Inc.*	5,542	136,610
		3,642,580
Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.* (a)	4,770	88,579
Cambrex Corp.*	6,027	358,607
ChromaDex Corp.*	7,218	28,403
Codexis, Inc.*	9,540	130,841
Fluidigm Corp.*	12,384	57,338
Luminex Corp.	7,538	155,660
Medpace Holdings, Inc.*	4,969	417,595
NanoString Technologies, Inc.*	5,958	128,633
NeoGenomics, Inc.*	17,093	326,818
Pacific Biosciences of California, Inc.*	25,526	131,714
Personalis, Inc.*	1,565	22,966
Quanterix Corp.*	2,289	50,266
Syneos Health, Inc.*	11,166	594,143
		2,491,563
Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc.* (a)	14,440	31,768
Acer Therapeutics, Inc.*	1,214	3,873
Aclaris Therapeutics, Inc.*	5,273	5,695
Aerie Pharmaceuticals, Inc.* (a)	7,649	147,014
Akorn, Inc.*	17,243	65,523
Amneal Pharmaceuticals, Inc.*	16,685	48,386
Amphastar Pharmaceuticals, Inc.*	6,423	127,368
ANI Pharmaceuticals, Inc.*	1,633	119,013
Arvinas Holding Co. LLC*	3,064	66,029
Assertio Therapeutics, Inc.*	12,185	15,597
Axsome Therapeutics, Inc.* (a)	4,346	87,963
BioDelivery Sciences International, Inc.*	15,041	63,323
Cara Therapeutics, Inc.* (a)	7,069	129,221
cbdMD, Inc.* (a)	1,747	6,918
Cerecor, Inc.* (a)	3,952	13,002
Chiasma, Inc.*	6,557	32,457
Collegium Pharmaceutical, Inc.*	5,935	68,134
Corcept Therapeutics, Inc.*	16,756	236,846
CorMedix, Inc.*	4,352	27,766
Cymabay Therapeutics, Inc.*	12,712	65,085
Dermira, Inc.*	8,606	54,992
Dova Pharmaceuticals, Inc.* (a)	1,503	42,009
Eloxx Pharmaceuticals, Inc.*	4,043	18,274
Endo International PLC*	40,939	131,414
Evofem Biosciences, Inc.*	2,606	13,134
Evolus, Inc.* (a)	2,675	41,783
EyePoint Pharmaceuticals, Inc.*	11,389	20,614
Fulcrum Therapeutics, Inc.*	1,125	7,470
Innoviva, Inc.*	11,506	121,273
Intersect ENT, Inc.*	5,464	92,943
Intra-Cellular Therapies, Inc.*	7,563	56,496
Kala Pharmaceuticals, Inc.*	4,016	15,281
Kaleido Biosciences, Inc.* (a)	920	6,928
Lannett Co., Inc.*	5,369	60,133
Liquidia Technologies, Inc.*	2,474	8,807
Mallinckrodt PLC* (a)	15,017	36,191
Marinus Pharmaceuticals, Inc.*	9,640	14,846
Menlo Therapeutics, Inc.*	2,839	12,719
MyoKardia, Inc.*	7,956	414,905
NGM Biopharmaceuticals, Inc.*	1,230	17,036
Ocular Therapeutix, Inc.* (a)	7,234	21,991
Odonate Therapeutics, Inc.*	2,080	54,142
Omeros Corp.* (a)	8,327	135,980
Optinose, Inc.* (a)	4,592	32,144
Osmotica Pharmaceuticals PLC*	1,755	6,739
Pacira BioSciences, Inc.*	7,224	275,018
Paratek Pharmaceuticals, Inc.* (a)	5,751	24,844
Phibro Animal Health Corp. "A"	3,832	81,737
Prestige Consumer Healthcare, Inc.*	8,921	309,469
Reata Pharmaceuticals, Inc. "A"*	3,593	288,482
resTORbio, Inc.* (a)	2,759	24,390
Revance Therapeutics, Inc.*	7,750	100,750
SIGA Technologies, Inc.*	10,568	54,108
Strongbridge Biopharma PLC*	6,681	15,968
Supernus Pharmaceuticals, Inc.*	8,717	239,543
TherapeuticsMD, Inc.* (a)	34,538	125,373
Theravance Biopharma, Inc.*	7,842	152,762
Tricida, Inc.*	3,903	120,486
Verrica Pharmaceuticals, Inc.*	2,378	35,099
WaVe Life Sciences Ltd.* (a)	3,991	81,935
Xeris Pharmaceuticals, Inc.*	4,920	48,364
Zogenix, Inc.*	7,614	304,865
Zynerba Pharmaceuticals, Inc.* (a)	3,839	29,023
		5,111,441
Industrials 15.8%
Aerospace & Defense 1.3%
AAR Corp.	6,062	249,815
Aerojet Rocketdyne Holdings, Inc.*	13,143	663,853
AeroVironment, Inc.*	3,877	207,652
Astronics Corp.*	4,362	128,156
Axon Enterprise, Inc.*	10,491	595,679
Cubic Corp.	5,609	395,042
Ducommun, Inc.*	2,007	85,097
Kratos Defense & Security Solutions, Inc.*	16,288	302,875
Maxar Technologies, Inc.	11,114	84,466
Mercury Systems, Inc.*	9,769	792,950
Moog, Inc. "A"	5,729	464,737
National Presto Industries, Inc.	857	76,350
Park Aerospace Corp.	3,086	54,190
Parsons Corp.*	3,593	118,497
Triumph Group, Inc.	9,016	206,286
Vectrus, Inc.*	1,973	80,202
Wesco Aircraft Holdings, Inc.*	9,148	100,720
		4,606,567
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,272	215,918
Atlas Air Worldwide Holdings, Inc.*	4,223	106,546
Echo Global Logistics, Inc.*	4,696	106,364
Forward Air Corp.	5,120	326,246
Hub Group, Inc. "A"*	5,817	270,491
Radiant Logistics, Inc.*	7,206	37,255
		1,062,820
Airlines 0.5%
Allegiant Travel Co.	2,343	350,653
Hawaiian Holdings, Inc.	8,355	219,402
Mesa Air Group, Inc.*	3,860	26,036
SkyWest, Inc.	8,962	514,419
Spirit Airlines, Inc.*	12,256	444,893
		1,555,403
Building Products 1.5%
AAON, Inc.	7,426	341,150
Advanced Drainage Systems, Inc.	6,639	214,241
American Woodmark Corp.*	3,027	269,131
Apogee Enterprises, Inc.	4,781	186,411
Armstrong Flooring, Inc.*	3,852	24,614
Builders FirstSource, Inc.*	20,548	422,775
Caesarstone Ltd.	4,164	69,164
Continental Building Products, Inc.*	6,242	170,344
Cornerstone Building Brands, Inc.*	8,775	53,089
CSW Industrials, Inc.	2,695	186,036
Gibraltar Industries, Inc.*	5,880	270,127
Griffon Corp.	6,467	135,613
Insteel Industries, Inc.	3,063	62,883
JELD-WEN Holding, Inc.*	11,875	229,069
Masonite International Corp.*	4,364	253,112
Patrick Industries, Inc.*	4,100	175,808
PGT Innovations, Inc.*	10,189	175,964
Quanex Building Products Corp.	5,766	104,249
Simpson Manufacturing Co., Inc.	8,034	557,319
Trex Co., Inc.*	10,483	953,219
Universal Forest Products, Inc.	10,715	427,314
		5,281,632
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	11,817	429,194
Acco Brands Corp.	16,969	167,484
Advanced Disposal Services, Inc.*	13,198	429,859
Brady Corp. "A"	8,650	458,883
BrightView Holdings, Inc.*	5,527	94,788
Casella Waste Systems, Inc. "A"*	7,983	342,790
CECO Environmental Corp.*	6,044	42,217
Charah Solutions, Inc.*	1,307	2,771
Cimpress NV*	3,871	510,353
CompX International, Inc.	395	5,660
Covanta Holding Corp.	21,035	363,695
Deluxe Corp.	7,619	374,550
Ennis, Inc.	4,348	87,873
Healthcare Services Group, Inc.	13,293	322,887
Heritage-Crystal Clean, Inc.*	2,808	74,412
Herman Miller, Inc.	10,460	482,101
HNI Corp.	7,635	271,043
Interface, Inc.	10,705	154,580
Kimball International, Inc. "B"	6,298	121,551
Knoll, Inc.	8,886	225,260
LSC Communications, Inc.	5,898	8,139
Matthews International Corp. "A"	5,559	196,733
McGrath RentCorp.	4,276	297,567
Mobile Mini, Inc.	7,865	289,904
MSA Safety, Inc.	6,354	693,285
NL Industries, Inc.*	1,487	5,591
NRC Group Holdings Corp.*	1,874	23,313
PICO Holdings, Inc.*	3,587	36,193
Pitney Bowes, Inc.	29,725	135,843
Quad Graphics, Inc.	5,771	60,653
R.R. Donnelley & Sons Co.	12,460	46,974
SP Plus Corp.*	4,086	151,182
Steelcase, Inc. "A"	15,412	283,581
Team, Inc.*	5,089	91,857
Tetra Tech, Inc.	9,736	844,695
The Brink's Co.	8,997	746,301
U.S. Ecology, Inc.	3,869	247,384
UniFirst Corp.	2,694	525,653
Viad Corp.	3,655	245,433
VSE Corp.	1,588	54,135
		9,946,367
Construction & Engineering 1.1%
Aegion Corp.*	5,437	116,243
Ameresco, Inc. "A"*	4,055	65,164
Arcosa, Inc.	8,709	297,935
Argan, Inc.	2,506	98,461
Comfort Systems U.S.A., Inc.	6,428	284,310
Concrete Pumping Holdings, Inc.*	2,054	8,154
Construction Partners, Inc. "A"*	2,222	34,619
Dycom Industries, Inc.*	5,396	275,466
EMCOR Group, Inc.	10,014	862,406
Granite Construction, Inc.	8,297	266,582
Great Lakes Dredge & Dock Corp.*	10,871	113,602
IES Holdings, Inc.*	1,464	30,144
MasTec, Inc.*	10,772	699,426
MYR Group, Inc.*	2,804	87,737
Northwest Pipe Co.*	1,845	51,937
NV5 Holdings, Inc.*	1,830	124,934
Primoris Services Corp.	7,979	156,468
Sterling Construction Co., Inc.*	4,979	65,474
Tutor Perini Corp.*	7,088	101,571
Willscot Corp.*	9,265	144,349
		3,884,982
Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	1,304	46,044
American Superconductor Corp.*	3,878	30,404
Atkore International Group, Inc.*	8,403	255,031
AZZ, Inc.	4,751	206,954
Bloom Energy Corp. "A"* (a)	9,854	32,025
Encore Wire Corp.	3,722	209,474
Energous Corp.* (a)	5,624	18,644
EnerSys	7,704	508,002
Generac Holdings, Inc.*	11,003	861,975
Plug Power, Inc.* (a)	40,455	106,397
Powell Industries, Inc.	1,496	58,568
Preformed Line Products Co.	538	29,369
Sunrun, Inc.*	20,014	334,334
Thermon Group Holdings, Inc.*	5,847	134,364
TPI Composites, Inc.*	5,166	96,862
Vicor Corp.*	3,053	90,125
Vivint Solar, Inc.* (a)	8,048	52,634
		3,071,206
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,480	216,821
Machinery 3.8%
Actuant Corp. "A"	10,127	222,186
Alamo Group, Inc.	1,755	206,599
Albany International Corp. "A"	5,536	499,126
Altra Industrial Motion Corp.	11,520	319,046
Astec Industries, Inc.	3,872	120,419
Barnes Group, Inc.	8,462	436,131
Blue Bird Corp.*	2,537	48,292
Briggs & Stratton Corp.	7,536	45,668
Chart Industries, Inc.*	6,430	400,975
CIRCOR International, Inc.*	3,510	131,801
Columbus McKinnon Corp.	4,093	149,108
Commercial Vehicle Group, Inc.*	5,504	39,684
Douglas Dynamics, Inc.	4,025	179,394
Energy Recovery, Inc.* (a)	7,028	65,114
EnPro Industries, Inc.	3,750	257,438
ESCO Technologies, Inc.	4,582	364,544
Evoqua Water Technologies Corp.*	13,506	229,872
Federal Signal Corp.	10,673	349,434
Franklin Electric Co., Inc.	8,297	396,680
Gencor Industries, Inc.*	1,725	20,027
Gorman-Rupp Co.	3,023	105,170
Graham Corp.	1,456	28,916
Greenbrier Companies, Inc.	5,789	174,365
Harsco Corp.*	14,365	272,360
Helios Technologies, Inc.	5,355	217,252
Hillenbrand, Inc.	11,095	342,614
Hurco Companies, Inc.	984	31,655
Hyster-Yale Materials Handling, Inc.	1,785	97,693
John Bean Technologies Corp.	5,613	558,101
Kadant, Inc.	1,977	173,561
Kennametal, Inc.	14,661	450,679
L.B. Foster Co. "A"*	1,846	40,003
Lindsay Corp.	1,944	180,500
Luxfer Holdings PLC	4,835	75,329
Lydall, Inc.*	2,850	70,994
Manitowoc Co., Inc.*	5,954	74,425
Meritor, Inc.*	14,332	265,142
Milacron Holdings Corp.*	12,457	207,658
Miller Industries, Inc.	1,885	62,771
Mueller Industries, Inc.	9,837	282,125
Mueller Water Products, Inc. "A"	27,838	312,899
Navistar International Corp.*	8,784	246,918
NN, Inc.	7,172	51,136
Omega Flex, Inc.	474	48,467
Park-Ohio Holdings Corp.	1,663	49,657
Proto Labs, Inc.*	4,802	490,284
RBC Bearings, Inc.*	4,372	725,359
REV Group, Inc.	4,650	53,150
Rexnord Corp.*	18,854	510,001
Spartan Motors, Inc.	5,800	79,576
SPX Corp.*	7,740	309,677
SPX FLOW, Inc.*	7,456	294,214
Standex International Corp.	2,242	163,531
Tennant Co.	3,262	230,623
Terex Corp.	11,315	293,851
The Eastern Co.	1,014	25,167
Titan International, Inc.	9,043	24,416
TriMas Corp.*	8,287	253,997
Twin Disc, Inc.*	2,015	21,339
Wabash National Corp.	9,550	138,571
Watts Water Technologies, Inc. "A"	5,004	469,025
Welbilt, Inc.*	23,298	392,804
		13,377,513
Marine 0.1%
Costamare, Inc.	8,752	53,125
Eagle Bulk Shipping, Inc.*	8,691	38,023
Genco Shipping & Trading Ltd.*	2,821	25,953
Matson, Inc.	7,561	283,613
Safe Bulkers, Inc.*	9,520	16,660
Scorpio Bulkers, Inc.	8,905	54,142
		471,516
Professional Services 1.6%
Acacia Research Corp.*	8,909	23,876
ASGN, Inc.*	9,138	574,415
Barrett Business Services, Inc.	1,226	108,893
BG Staffing, Inc.	1,876	35,850
CBIZ, Inc.*	9,256	217,516
CRA International, Inc.	1,291	54,183
Exponent, Inc.	9,288	649,231
Forrester Research, Inc.	1,987	63,862
Franklin Covey Co.*	1,793	62,755
FTI Consulting, Inc.*	6,703	710,451
GP Strategies Corp.*	2,366	30,379
Heidrick & Struggles International, Inc.	3,512	95,878
Huron Consulting Group, Inc.*	4,079	250,206
ICF International, Inc.	3,196	269,966
Innerworkings, Inc.*	8,230	36,459
Insperity, Inc.	6,897	680,182
Kelly Services, Inc. "A"	5,961	144,375
Kforce, Inc.	3,747	141,768
Korn/Ferry International	10,126	391,269
Mistras Group, Inc.*	2,950	48,380
Navigant Consulting, Inc.	7,008	195,874
Resources Connection, Inc.	5,268	89,503
TriNet Group, Inc.*	8,030	499,386
TrueBlue, Inc.*	7,175	151,393
Upwork, Inc.*	9,882	131,480
Willdan Group, Inc.*	1,863	65,354
		5,722,884
Road & Rail 0.5%
ArcBest Corp.	4,424	134,711
Avis Budget Group, Inc.*	10,674	301,647
Covenant Transportation Group, Inc. "A"*	2,308	37,944
Daseke, Inc.*	8,679	21,697
Heartland Express, Inc.	8,153	175,371
Hertz Global Holdings, Inc.*	17,986	248,926
Marten Transport Ltd.	7,079	147,102
P.A.M. Transportation Services, Inc.*	333	19,684
Roadrunner Transportation Systems, Inc.*	653	6,765
Saia, Inc.*	4,657	436,361
U.S. Xpress Enterprises, Inc. "A"*	3,914	18,865
Universal Logistics Holdings, Inc.	1,573	36,619
Werner Enterprises, Inc.	8,022	283,177
YRC Worldwide, Inc.*	6,102	18,428
		1,887,297
Trading Companies & Distributors 1.3%
Aircastle Ltd.	9,521	213,556
Applied Industrial Technologies, Inc.	6,885	391,068
Beacon Roofing Supply, Inc.*	12,303	412,520
BlueLinx Holdings, Inc.* (a)	1,673	54,088
BMC Stock Holdings, Inc.*	11,838	309,919
CAI International, Inc.*	2,711	59,018
DXP Enterprises, Inc.*	2,893	100,445
EVI Industries, Inc.	839	26,781
Foundation Building Materials, Inc.*	2,698	41,792
GATX Corp.	6,433	498,750
General Finance Corp.*	2,432	21,499
GMS, Inc.*	5,674	162,957
H&E Equipment Services, Inc.	5,737	165,570
Herc Holdings, Inc.*	4,348	202,225
Kaman Corp.	4,934	293,376
Lawson Products, Inc.*	770	29,822
MRC Global, Inc.*	14,508	175,982
NOW, Inc.*	19,114	219,238
Rush Enterprises, Inc. "A"	4,962	191,434
Rush Enterprises, Inc. "B"	817	32,623
SiteOne Landscape Supply, Inc.*	7,291	539,680
Systemax, Inc.	2,247	49,456
Textainer Group Holdings Ltd.*	4,643	46,012
Titan Machinery, Inc.*	3,231	46,333
Transcat, Inc.*	1,257	32,192
Triton International Ltd.	9,924	335,828
Veritiv Corp.*	2,394	43,283
Willis Lease Finance Corp.*	574	31,788
		4,727,235
Information Technology 13.1%
Communications Equipment 1.1%
Acacia Communications, Inc.*	6,794	444,328
ADTRAN, Inc.	8,648	98,112
Applied Optoelectronics, Inc.* (a)	3,437	38,563
CalAmp Corp.*	6,174	71,125
Calix, Inc.*	7,514	48,015
Cambium Networks Corp.*	952	9,234
Casa Systems, Inc.*	5,871	46,117
Clearfield, Inc.*	2,171	25,726
Comtech Telecommunications Corp.	4,201	136,533
DASAN Zhone Solutions, Inc.*	1,081	9,902
Digi International, Inc.*	4,635	63,129
Extreme Networks, Inc.*	21,001	152,782
Harmonic, Inc.*	14,611	96,140
Infinera Corp.* (a)	30,898	168,394
Inseego Corp.* (a)	8,243	39,566
InterDigital, Inc.	5,486	287,850
KVH Industries, Inc.*	2,950	31,418
Lumentum Holdings, Inc.*	13,615	729,219
NETGEAR, Inc.*	5,590	180,110
NetScout Systems, Inc.*	12,956	298,765
Plantronics, Inc.	6,095	227,465
Ribbon Communications, Inc.*	11,054	64,555
TESSCO Technologies, Inc.	1,151	16,540
Viavi Solutions, Inc.*	41,164	576,502
		3,860,090
Electronic Equipment, Instruments & Components 2.4%
Airgain, Inc.*	1,707	20,057
Akoustis Technologies, Inc.* (a)	4,631	35,890
Anixter International, Inc.*	5,456	377,119
Arlo Technologies, Inc.*	14,235	48,541
AVX Corp.	8,432	128,166
Badger Meter, Inc.	5,101	273,924
Bel Fuse, Inc. "B"	2,046	30,751
Belden, Inc.	7,050	376,047
Benchmark Electronics, Inc.	6,611	192,116
Coda Octopus Group, Inc.*	856	7,028
CTS Corp.	5,816	188,206
Daktronics, Inc.	6,822	50,381
ePlus, Inc.*	2,398	182,464
Fabrinet*	6,570	343,611
FARO Technologies, Inc.*	3,093	149,547
Fitbit, Inc. "A"* (a)	39,911	152,061
II-VI, Inc.*	15,939	561,214
Insight Enterprises, Inc.*	6,358	354,077
Iteris, Inc.*	7,226	41,513
Itron, Inc.*	6,074	449,233
KEMET Corp.	10,308	187,399
Kimball Electronics, Inc.*	4,651	67,486
Knowles Corp.*	14,464	294,198
Methode Electronics, Inc.	6,610	222,360
MTS Systems Corp.	3,251	179,618
Napco Security Technologies, Inc.*	2,167	55,302
nLight, Inc.*	5,711	89,434
Novanta, Inc.*	6,011	491,219
OSI Systems, Inc.*	3,002	304,883
PAR Technology Corp.* (a)	1,934	45,971
PC Connection, Inc.	1,922	74,766
Plexus Corp.*	5,139	321,239
Rogers Corp.*	3,306	451,963
Sanmina Corp.*	12,230	392,705
ScanSource, Inc.*	4,634	141,569
Tech Data Corp.*	6,536	681,313
TTM Technologies, Inc.*	17,836	217,510
Vishay Intertechnology, Inc.	23,443	396,890
Vishay Precision Group, Inc.*	1,981	64,858
Wrap Technologies, Inc.* (a)	1,399	5,708
		8,648,337
IT Services 2.2%
Brightcove, Inc.*	7,156	74,995
Carbonite, Inc.*	5,947	92,119
Cardtronics PLC "A"*	6,586	199,161
Cass Information Systems, Inc.	2,482	134,003
Conduent, Inc.*	30,220	187,968
CSG Systems International, Inc.	5,863	303,000
Endurance International Group Holdings, Inc.*	12,326	46,223
EVERTEC, Inc.	10,932	341,297
Evo Payments, Inc. "A"*	6,374	179,237
Exela Technologies, Inc.*	9,127	10,770
Exlservice Holdings, Inc.*	6,046	404,840
GTT Communications, Inc.* (a)	5,869	55,286
I3 Verticals, Inc. "A"*	2,579	51,890
Information Services Group, Inc.*	5,870	14,587
International Money Express, Inc.*	2,387	32,797
KBR, Inc.	25,508	625,966
Limelight Networks, Inc.*	21,456	65,012
LiveRamp Holdings, Inc.*	12,014	516,121
ManTech International Corp. "A"	4,787	341,840
MAXIMUS, Inc.	11,374	878,755
NIC, Inc.	11,902	245,776
Paysign, Inc.* (a)	5,502	55,570
Perficient, Inc.*	5,845	225,500
Perspecta, Inc.	25,436	664,388
Presidio, Inc.	8,204	138,648
PRGX Global, Inc.*	3,855	19,853
Priority Technology Holdings, Inc.*	1,214	5,851
Science Applications International Corp.	10,600	925,910
StarTek, Inc.*	2,999	19,404
Sykes Enterprises, Inc.*	6,726	206,085
The Hackett Group, Inc.	4,089	67,305
TTEC Holdings, Inc.	2,474	118,455
Tucows, Inc. "A"*	1,621	87,793
Unisys Corp.* (a)	9,633	71,573
Verra Mobility Corp.*	20,775	298,121
Virtusa Corp.*	5,233	188,493
		7,894,592
Semiconductors & Semiconductor Equipment 2.6%
Adesto Technologies Corp.* (a)	4,270	36,551
Advanced Energy Industries, Inc.*	6,874	394,636
Alpha & Omega Semiconductor Ltd.*	3,567	43,803
Ambarella, Inc.*	5,633	353,950
Amkor Technology, Inc.*	17,651	160,624
Axcelis Technologies, Inc.*	5,588	95,499
AXT, Inc.*	7,189	25,593
Brooks Automation, Inc.	12,675	469,355
Cabot Microelectronics Corp.	5,222	737,399
CEVA, Inc.*	3,841	114,692
Cirrus Logic, Inc.*	10,441	559,429
Cohu, Inc.	7,505	101,355
Diodes, Inc.*	7,286	292,533
DSP Group, Inc.*	4,006	56,425
Enphase Energy, Inc.*	16,588	368,751
FormFactor, Inc.*	13,526	252,192
GSI Technology, Inc.*	2,812	24,633
Ichor Holdings Ltd.*	3,830	92,609
Impinj, Inc.*	2,598	80,096
Inphi Corp.*	8,021	489,682
Lattice Semiconductor Corp.*	22,500	411,413
MACOM Technology Solutions Holdings, Inc.*	8,228	176,861
MaxLinear, Inc.*	11,538	258,220
Nanometrics, Inc.*	4,160	135,699
NeoPhotonics Corp.*	7,335	44,670
NVE Corp.	878	58,255
PDF Solutions, Inc.*	4,741	61,965
Photronics, Inc.*	11,567	125,849
Power Integrations, Inc.	5,030	454,863
Rambus, Inc.*	19,391	254,507
Rudolph Technologies, Inc.*	5,498	144,927
Semtech Corp.*	11,833	575,202
Silicon Laboratories, Inc.*	7,680	855,168
SMART Global Holdings, Inc.*	2,472	62,987
SunPower Corp.* (a)	11,279	123,731
Synaptics, Inc.*	6,025	240,699
Ultra Clean Holdings, Inc.*	6,785	99,298
Veeco Instruments, Inc.*	8,212	95,916
Xperi Corp.	8,901	184,073
		9,114,110
Software 4.6%
8x8, Inc.*	16,577	343,475
A10 Networks, Inc.*	10,302	71,496
ACI Worldwide, Inc.*	20,632	646,297
Agilysys, Inc.*	3,656	93,630
Alarm.com Holdings, Inc.*	6,589	307,311
Altair Engineering, Inc. "A"*	7,102	245,871
American Software, Inc. "A"	4,941	74,214
Appfolio, Inc. "A"*	2,824	268,675
Appian Corp.* (a)	5,675	269,563
Avaya Holdings Corp.*	20,208	206,728
Benefitfocus, Inc.*	5,313	126,503
Blackbaud, Inc.	8,794	794,450
Blackline, Inc.*	7,734	369,763
Bottomline Technologies de, Inc.*	7,674	301,972
Box, Inc. "A"*	25,829	427,728
Carbon Black, Inc.*	10,072	261,771
ChannelAdvisor Corp.*	4,344	40,530
Cision Ltd.*	16,508	126,947
Cloudera, Inc.* (a)	41,722	369,657
CommVault Systems, Inc.*	7,233	323,387
Cornerstone OnDemand, Inc.*	10,179	558,013
Digimarc Corp.*	2,014	78,727
Digital Turbine, Inc.*	14,294	92,125
Domo, Inc. "B"*	3,200	51,136
Ebix, Inc.	4,232	178,167
eGain Corp.*	4,063	32,524
Envestnet, Inc.*	8,557	485,182
Everbridge, Inc.*	5,969	368,347
Five9, Inc.*	10,742	577,275
ForeScout Technologies, Inc.*	7,444	282,276
GTY Technology Holdings, Inc.* (a)	7,061	44,272
Ideanomics, Inc.* (a)	9,455	14,230
Instructure, Inc.*	6,175	239,220
Intelligent Systems Corp.* (a)	1,260	52,340
j2 Global, Inc.	8,395	762,434
LivePerson, Inc.*	10,965	391,450
Majesco*	1,211	10,221
MicroStrategy, Inc. "A"*	1,498	222,258
Mitek Systems, Inc.*	6,808	65,697
MobileIron, Inc.*	16,974	111,095
Model N, Inc.*	5,780	160,453
Monotype Imaging Holdings, Inc.	7,085	140,354
OneSpan, Inc.*	6,052	87,754
Phunware, Inc.*	7,206	10,377
Progress Software Corp.	7,978	303,643
PROS Holdings, Inc.*	5,956	354,978
Q2 Holdings, Inc.*	7,717	608,640
QAD, Inc. "A"	1,936	89,404
Qualys, Inc.*	6,072	458,861
Rapid7, Inc.*	8,782	398,615
Rimini Street, Inc.*	3,637	15,930
SailPoint Technologies Holding, Inc.*	15,345	286,798
SecureWorks Corp. "A"*	1,587	20,520
SharpSpring, Inc.* (a)	1,580	15,326
ShotSpotter, Inc.*	1,482	34,130
SPS Commerce, Inc.*	6,245	293,952
SVMK, Inc.*	15,360	262,656
Synchronoss Technologies, Inc.*	7,059	38,119
Telaria, Inc.*	8,032	55,501
TeleNav, Inc.*	6,158	29,435
Tenable Holdings, Inc.*	6,709	150,147
TiVo Corp.	22,136	168,566
Upland Software, Inc.*	4,074	142,020
Varonis Systems, Inc.*	5,327	318,448
Verint Systems, Inc.*	11,711	500,997
Virnetx Holding Corp.* (a)	11,475	61,965
Workiva, Inc.*	6,591	288,884
Yext, Inc.*	16,590	263,615
Zix Corp.*	9,484	68,664
Zuora, Inc. "A"*	15,588	234,599
		16,150,308
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.* (a)	20,529	167,311
AstroNova, Inc.	1,262	20,406
Avid Technology, Inc.*	5,253	32,516
Diebold Nixdorf, Inc.*	13,734	153,821
Immersion Corp.*	5,748	43,972
Sonim Technologies, Inc.*	662	1,940
Stratasys Ltd.*	9,009	191,937
		611,903
Materials 3.8%
Chemicals 1.9%
Advanced Emissions Solutions, Inc.	2,660	39,474
AdvanSix, Inc.*	4,949	127,288
American Vanguard Corp.	4,907	77,040
Amyris, Inc.* (a)	7,231	34,420
Balchem Corp.	5,754	570,739
Chase Corp.	1,305	142,754
Ferro Corp.*	14,887	176,560
Flotek Industries, Inc.*	9,983	21,963
FutureFuel Corp.	4,721	56,369
GCP Applied Technologies, Inc.*	9,856	189,728
H.B. Fuller Co.	9,183	427,560
Hawkins, Inc.	1,662	70,635
Ingevity Corp.*	7,577	642,833
Innophos Holdings, Inc.	3,391	110,072
Innospec, Inc.	4,387	391,057
Intrepid Potash, Inc.*	17,507	57,248
Koppers Holdings, Inc.*	3,191	93,209
Kraton Corp.*	5,678	183,343
Kronos Worldwide, Inc.	4,417	54,638
Livent Corp.*	26,445	176,917
LSB Industries, Inc.*	3,974	20,585
Marrone Bio Innovations, Inc.*	10,223	14,414
Minerals Technologies, Inc.	6,274	333,087
Omnova Solutions, Inc.*	8,183	82,403
Orion Engineered Carbons SA	10,844	181,203
PolyOne Corp.	13,730	448,284
PQ Group Holdings, Inc.*	6,707	106,910
Quaker Chemical Corp.	2,321	367,043
Rayonier Advanced Materials, Inc.	9,091	39,364
Sensient Technologies Corp.	7,588	520,916
Stepan Co.	3,678	356,987
Trecora Resources*	4,191	37,803
Tredegar Corp.	4,494	87,723
Trinseo SA	7,297	313,406
Tronox Holdings PLC "A"	16,333	135,564
Valhi, Inc.	4,843	9,202
		6,698,741
Construction Materials 0.2%
Forterra, Inc.*	3,676	26,577
Summit Materials, Inc. "A"*	20,223	448,951
U.S. Concrete, Inc.*	2,869	158,598
United States Lime & Minerals, Inc.	377	28,841
		662,967
Containers & Packaging 0.1%
Greif, Inc. "A"	4,640	175,810
Greif, Inc. "B"	1,154	52,576
Myers Industries, Inc.	6,632	117,055
UFP Technologies, Inc.*	1,094	42,228
		387,669
Metals & Mining 1.2%
AK Steel Holding Corp.* (a)	56,320	127,846
Allegheny Technologies, Inc.*	22,448	454,572
Carpenter Technology Corp.	8,432	435,597
Century Aluminum Co.*	8,305	55,104
Cleveland-Cliffs, Inc. (a)	48,425	349,628
Coeur Mining, Inc.*	39,348	189,264
Commercial Metals Co.	21,064	366,092
Compass Minerals International, Inc.	6,094	344,250
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units)* (b)	12,466	0
Gold Resource Corp.	11,352	34,624
Haynes International, Inc.	2,088	74,834
Hecla Mining Co.	86,632	152,472
Kaiser Aluminum Corp.	2,932	290,180
Materion Corp.	3,713	227,830
Mayville Engineering Co., Inc.*	1,165	15,366
Novagold Resources, Inc.*	40,731	247,237
Olympic Steel, Inc.	1,747	25,157
Ramaco Resources, Inc.*	1,195	4,463
Ryerson Holding Corp.*	2,757	23,517
Schnitzer Steel Industries, Inc. "A"	4,482	92,598
SunCoke Energy, Inc.*	13,812	77,900
Synalloy Corp.	1,549	24,707
TimkenSteel Corp.*	6,592	41,464
Warrior Met Coal, Inc.	9,457	184,601
Worthington Industries, Inc.	6,985	251,809
		4,091,112
Paper & Forest Products 0.4%
Boise Cascade Co.	7,007	228,358
Clearwater Paper Corp.*	2,964	62,600
Louisiana-Pacific Corp.	22,241	546,684
Neenah, Inc.	3,033	197,509
P.H. Glatfelter Co.	7,468	114,932
Schweitzer-Mauduit International, Inc.	5,597	209,552
Verso Corp. "A"*	6,228	77,102
		1,436,737
Real Estate 8.0%
Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	15,112	431,901
Agree Realty Corp.	7,377	539,628
Alexander & Baldwin, Inc.	12,125	297,184
Alexander's, Inc.	383	133,441
American Assets Trust, Inc.	8,776	410,190
American Finance Trust, Inc. (a)	19,487	272,039
Armada Hoffler Properties, Inc.	9,371	169,521
Ashford Hospitality Trust	17,370	57,495
Bluerock Residential Growth REIT, Inc.	3,897	45,868
Braemar Hotels & Resorts, Inc.	5,814	54,593
BRT Apartments Corp.	1,928	28,110
CareTrust REIT, Inc.	16,984	399,209
CatchMark Timber Trust, Inc. "A"	8,978	95,795
CBL & Associates Properties, Inc. (a)	33,152	42,766
Cedar Realty Trust, Inc.	13,605	40,815
Chatham Lodging Trust	8,213	149,066
CIM Commercial Trust Corp.	253	3,922
City Office REIT, Inc.	6,666	95,924
Clipper Realty, Inc.	2,541	25,893
Community Healthcare Trust, Inc.	3,213	143,139
CoreCivic, Inc.	21,272	367,580
CorEnergy Infrastructure Trust, Inc.	2,250	106,245
CorePoint Lodging, Inc.	7,155	72,337
DiamondRock Hospitality Co.	35,922	368,201
Easterly Government Properties, Inc.	14,404	306,805
EastGroup Properties, Inc.	6,720	840,134
Essential Properties Realty Trust, Inc.	13,713	314,165
Farmland Partners, Inc.	5,124	34,228
First Industrial Realty Trust, Inc.	22,739	899,555
Four Corners Property Trust, Inc.	12,267	346,911
Franklin Street Properties Corp.	18,684	158,067
Front Yard Residential Corp.	8,453	97,717
Getty Realty Corp.	5,923	189,891
Gladstone Commercial Corp.	5,322	125,067
Gladstone Land Corp.	3,001	35,697
Global Medical REIT, Inc.	5,679	64,741
Global Net Lease, Inc.	15,029	293,066
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,391	332,048
Healthcare Realty Trust, Inc.	22,857	765,709
Hersha Hospitality Trust	6,188	92,077
Independence Realty Trust, Inc.	16,026	229,332
Industrial Logistics Properties Trust	11,858	251,983
Innovative Industrial Properties, Inc. (a)	1,930	178,274
Investors Real Estate Trust	2,097	156,583
iStar, Inc.	11,000	143,550
Jernigan Capital, Inc.	3,648	70,224
Kite Realty Group Trust	14,826	239,440
Lexington Realty Trust	41,527	425,652
LTC Properties, Inc.	7,079	362,586
Mack-Cali Realty Corp.	15,644	338,849
Monmouth Real Estate Investment Corp.	16,319	235,157
National Health Investors, Inc.	7,532	620,561
National Storage Affiliates Trust	10,718	357,660
New Senior Investment Group, Inc.	14,659	97,922
NexPoint Residential Trust, Inc.	3,382	158,142
Office Properties Income Trust	8,381	256,794
One Liberty Properties, Inc.	2,909	80,085
Pebblebrook Hotel Trust	23,371	650,181
Pennsylvania Real Estate Investment Trust (a)	12,065	69,012
Physicians Realty Trust	33,374	592,388
Piedmont Office Realty Trust, Inc. "A"	22,238	464,329
PotlatchDeltic Corp.	11,754	482,913
Preferred Apartment Communities, Inc. "A"	7,719	111,540
PS Business Parks, Inc.	3,577	650,835
QTS Realty Trust, Inc. "A"	9,728	500,116
Retail Opportunity Investments Corp.	20,143	367,207
Retail Value, Inc.	2,641	97,823
Rexford Industrial Realty, Inc.	19,711	867,678
RLJ Lodging Trust	30,846	524,074
RPT Realty	14,015	189,903
Ryman Hospitality Properties, Inc.	8,267	676,323
Sabra Health Care REIT, Inc.	34,000	780,640
Safehold, Inc.	1,867	56,944
Saul Centers, Inc.	2,125	115,834
Senior Housing Properties Trust	42,162	390,209
Seritage Growth Properties "A"	5,926	251,796
STAG Industrial, Inc.	22,990	677,745
Summit Hotel Properties, Inc.	18,763	217,651
Sunstone Hotel Investors, Inc.	40,256	553,117
Tanger Factory Outlet Centers, Inc. (a)	16,125	249,615
Terreno Realty Corp.	11,671	596,271
The Geo Group, Inc.	21,533	373,382
UMH Properties, Inc.	6,454	90,872
Uniti Group, Inc.	32,848	255,065
Universal Health Realty Income Trust	2,331	239,627
Urban Edge Properties	20,636	408,386
Urstadt Biddle Properties "A"	5,124	121,439
Washington Prime Group, Inc. (a)	33,511	138,736
Washington Real Estate Investment Trust	14,347	392,534
Whitestone REIT	6,529	89,839
Xenia Hotels & Resorts, Inc.	20,287	428,461
		26,122,019
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions SA*	1,075	21,737
American Realty Investors, Inc.*	447	6,875
Consolidated-Tomoka Land Co.	917	60,155
Cushman & Wakefield PLC*	18,392	340,804
EXP World Holdings, Inc.*	2,942	24,654
Forestar Group, Inc.*	1,945	35,555
FRP Holdings, Inc.*	1,335	64,107
Griffin Land & Nurseries, Inc.	211	8,007
Kennedy-Wilson Holdings, Inc.	21,884	479,697
Marcus & Millichap, Inc.*	4,088	145,083
Maui Land & Pineapple Co., Inc.*	1,307	14,220
Newmark Group, Inc. "A"	25,189	228,212
Rafael Holdings, Inc. "B"*	1,946	40,788
RE/MAX Holdings, Inc. "A"	3,363	108,154
Realogy Holdings Corp. (a)	20,422	136,419
Redfin Corp.*	15,684	264,119
Stratus Properties, Inc.*	1,152	33,834
Tejon Ranch Co.*	3,627	61,550
The RMR Group, Inc. "A"	2,719	123,660
The St. Joe Co.*	6,049	103,619
Transcontinental Realty Investors, Inc.*	152	4,720
		2,305,969
Utilities 4.1%
Electric Utilities 1.1%
ALLETE, Inc.	9,342	816,584
El Paso Electric Co.	7,228	484,854
Genie Energy Ltd. "B"	2,658	19,829
MGE Energy, Inc.	6,281	501,664
Otter Tail Corp.	7,008	376,680
PNM Resources, Inc.	14,342	746,931
Portland General Electric Co.	16,073	906,035
Spark Energy, Inc. "A"	2,257	23,811
		3,876,388
Gas Utilities 1.3%
Chesapeake Utilities Corp.	2,898	276,237
New Jersey Resources Corp.	16,025	724,651
Northwest Natural Holding Co.	5,485	391,300
ONE Gas, Inc.	9,361	899,686
RGC Resources, Inc.	1,479	43,246
South Jersey Industries, Inc.	16,550	544,661
Southwest Gas Holdings, Inc.	9,759	888,459
Spire, Inc.	8,872	773,993
		4,542,233
Independent Power & Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	17,412	40,744
Clearway Energy, Inc. "A"	6,239	108,184
Clearway Energy, Inc. "C"	13,487	246,138
Ormat Technologies, Inc.	7,078	525,825
Pattern Energy Group, Inc. "A"	15,990	430,611
Sunnova Energy International, Inc.*	2,391	25,703
TerraForm Power, Inc. "A"	13,245	241,390
		1,618,595
Multi-Utilities 0.6%
Avista Corp.	11,732	568,298
Black Hills Corp.	10,944	839,733
NorthWestern Corp.	9,160	687,458
Unitil Corp.	2,569	162,977
		2,258,466
Water Utilities 0.6%
American States Water Co.	6,606	593,615
AquaVenture Holdings Ltd.*	2,699	52,442
Artesian Resources Corp. "A"	1,335	49,395
Cadiz, Inc.* (a)	2,333	29,139
California Water Service Group	8,550	452,552
Connecticut Water Service, Inc.	2,173	152,240
Consolidated Water Co., Ltd.	2,624	43,270
Global Water Resources, Inc.	2,048	24,248
Middlesex Water Co.	2,917	189,488
Pure Cycle Corp.*	3,157	32,454
SJW Group	4,681	319,666
York Water Co.	2,205	96,270
		2,034,779
Total Common Stocks (Cost $299,622,197)		346,006,398
Rights 0.0%
Health Care 0.0%
GTX, Inc. * (a) (b)	123	252
Omthera Pharmaceutical, Inc. * (b)	1,167	700
Tobira Therapeutics, Inc. * (b)	1,687	101
		1,053
Materials 0.0%
Schulman A, Inc., "A"* (b)	5,009	2,169
Total Rights (Cost $2,525)		3,222
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97 **, 1/9/2020 (c) (Cost $1,511,682)	1,520,000	1,512,394
	Shares	Value ($)
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e) (Cost $15,666,774)	15,666,774	15,666,774
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.96% (d) (Cost $5,011,426)	5,011,426	5,011,426
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $321,814,604)	104.3	368,200,214
Other Assets and Liabilities, Net	(4.3)	(15,277,880)
Net Assets	100.0	352,922,334

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:
Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e)
14,620,153	1,046,621(f)	—	—	—	279,860	—	15,666,774	15,666,774
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 1.96% (d)
4,694,157	100,353,082	100,035,813	—	—	88,712	—	5,011,426	5,011,426
19,314,310	101,399,703	100,035,813	—	—	368,572	—	20,678,200	20,678,200

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $15,208,751, which is 4.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	12/20/2019	97	7,607,295	7,396,250	(211,045)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$346,006,398	$—	$—	$346,006,398
Rights (g)	—	—	3,222	3,222
Government & Agency Obligations	—	1,512,394	—	1,512,394
Short-Term Investments (g)	20,678,200	—	—	20,678,200
Total	$366,684,598	$1,512,394	$3,222	$368,200,214
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(211,045)	$—	$—	$(211,045)
Total	$(211,045)	$—	$—	$(211,045)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	(211,045)